OMB APPROVAL
	OMB Number:	3235-0578
	Expires:	March 31, 2019
UNITED STATES	Estimated average burden hours per response . . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2016

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia AMT-Free California Intermediate Muni Bond Fund

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 89.9%
AIRPORT 4.7%
City of Los Angeles Department of Airports Subordinated Refunding Revenue Bonds Series 2015C
05/15/29	5.000%	$2,410,000	$2,964,180
City of San Jose Airport
Refunding Revenue Bonds
Series 2014B
03/01/27	5.000%	2,000,000	2,429,120
Series 2014C
03/01/30	5.000%	2,500,000	2,995,575
Revenue Bonds
Series 2007B (AMBAC)
03/01/22	5.000%	1,000,000	1,049,400
County of Orange Airport Revenue Bonds Series 2009A
07/01/25	5.250%	1,500,000	1,699,905
County of Sacramento Airport System Revenue Bonds Senior Series 2008A (AGM)
07/01/23	5.000%	1,000,000	1,097,650
San Diego County Regional Airport Authority Revenue Bonds Subordinated Series 2010A
07/01/24	5.000%	1,000,000	1,167,180
San Francisco City & County Airport Commission San Francisco International Airport Refunding Revenue Bonds 2nd Series 2016A (a)
05/01/26	5.000%	1,975,000	2,517,750
San Francisco City & County Airports Commission-San Francisco International Airport
Refunding Revenue Bonds
2nd Series 2009C (AGM)
05/01/18	5.000%	1,825,000	2,000,875
Revenue Bonds
Series 2011G
05/01/26	5.250%	2,000,000	2,417,020
Total			20,338,655
HEALTH SERVICES 0.3%
California Municipal Finance Authority Refunding Revenue Bonds Harbor Regional Center Project Series 2015
11/01/32	5.000%	1,120,000	1,293,835
HIGHER EDUCATION 4.0%
California Educational Facilities Authority
Revenue Bonds
California Lutheran University
Series 2008
10/01/21	5.250%	1,500,000	1,641,375
Chapman University

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
Series 2015
04/01/26	5.000%	$1,000,000	$1,228,610
Pitzer College
Series 2009
04/01/19	5.000%	1,610,000	1,806,275
University of Southern California
Series 2009C
10/01/24	5.250%	3,000,000	3,931,470
California Municipal Finance Authority
Refunding Revenue Bonds
Azusa Pacific University
Series 2015B
04/01/25	5.000%	395,000	459,298
04/01/26	5.000%	1,000,000	1,150,640
Revenue Bonds
Biola University
Series 2013
10/01/24	5.000%	505,000	592,047
10/01/28	5.000%	840,000	956,340
California State Public Works Board Refunding Revenue Bonds California State University Series 2006A (NPFGC)
10/01/16	5.000%	1,000,000	1,031,050
California State University Revenue Bonds Systemwide Series 2009A
11/01/22	5.250%	2,500,000	2,860,975
California Statewide Communities Development Authority
Revenue Bonds
California Baptist University
Series 2014A
11/01/23	5.125%	715,000	773,337
Lancer Plaza Project
Series 2013
11/01/23	5.125%	840,000	891,206
Total			17,322,623
HOSPITAL 8.6%
ABAG Finance Authority for Nonprofit Corps. Revenue Bonds Sharp Healthcare Series 2011A
08/01/24	5.250%	2,750,000	3,243,185
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars Sinai Medical Center
Series 2015
11/15/28	5.000%	1,000,000	1,249,470
El Camino Hospital
Series 2015A
02/01/27	5.000%	1,500,000	1,827,150
Marshall Medical Center
Series 2015
11/01/23	5.000%	325,000	394,319

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Sutter Health Obligation Group
Series 2011D
08/15/26	5.000%	$2,250,000	$2,667,487
Revenue Bonds
Children’s Hospital of Orange County
Series 2009
11/01/21	6.000%	2,000,000	2,365,460
City of Hope Obligation Group
Series 2012A
11/15/21	5.000%	600,000	719,160
Dignity Health
Series 2009A
07/01/29	6.000%	1,250,000	1,452,000
Series 2009E
07/01/25	5.625%	1,500,000	1,730,685
Lucile Salter Packard Children’s Hospital
Series 2014
08/15/28	5.000%	300,000	364,581
Providence Health & Services
Series 2014A
10/01/30	5.000%	1,500,000	1,798,455
California Health Facilities Financing Authority (a)
Revenue Bonds
Sutter Health Obligation Group
Series 2016A
11/15/34	5.000%	2,735,000	3,262,199
California Municipal Finance Authority Refunding Revenue Bonds Community Medical Centers Series 2015A
02/01/27	5.000%	1,200,000	1,433,712
California Statewide Communities Development Authority
Refunding Revenue Bonds
Enloe Medical Center
Series 2015
08/15/30	5.000%	1,000,000	1,226,820
Huntington Memorial Hospital
Series 2014B
07/01/33	5.000%	2,300,000	2,645,598
Revenue Bonds
Henry Mayo Newhall Memorial
Series 2014A (AGM)
10/01/27	5.000%	1,000,000	1,185,440
John Muir Health
Series 2006A
08/15/17	5.000%	3,000,000	3,075,030
Kaiser Permanente
Series 2009A
04/01/19	5.000%	2,000,000	2,258,200
Loma Linda University Medical Center
Series 2014
12/01/34	5.250%	3,000,000	3,340,530
Sutter Health
Series 2011A
08/15/26	5.500%	1,000,000	1,169,820
Total			37,409,301

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
JOINT POWER AUTHORITY 3.4%
M-S-R Public Power Agency Revenue Bonds Subordinated Lien Series 2008L (AGM)
07/01/21	5.000%	$2,500,000	$2,735,550
Northern California Power Agency Refunding Revenue Bonds Hydroelectric Project No. 1 Series 2008C (AGM)
07/01/22	5.000%	3,000,000	3,295,230
Southern California Public Power Authority
Refunding Revenue Bonds
Series 2008A
07/01/22	5.000%	2,000,000	2,209,540
Series 2015C
07/01/26	5.000%	5,000,000	6,299,350
Total			14,539,670
LOCAL APPROPRIATION 3.7%
City & County of San Francisco Certificate of Participation Multiple Capital Improvement Projects Series 2009B
04/01/24	5.000%	1,495,000	1,669,586
County of Monterey Certificate of Participation Refinancing Project Series 2009 (AGM)
08/01/17	5.000%	1,000,000	1,065,370
Los Angeles County Public Works Financing Authority Refunding Revenue Bonds Series 2015B
12/01/25	5.000%	1,750,000	2,205,578
Oakland Joint Powers Financing Authority Refunding Revenue Bonds Oakland Administration Buildings Series 2008B (AGM)
08/01/22	5.000%	2,000,000	2,192,960
Pasadena Public Financing Authority Revenue Bonds Rose Bowl Renovation Series 2010A
03/01/26	5.000%	2,500,000	2,892,425
Pico Rivera Public Financing Authority Revenue Bonds Series 2009
09/01/26	5.250%	1,085,000	1,222,762
Riverside Public Financing Authority
Refunding Revenue Bonds
Series 2012A
11/01/27	5.000%	2,145,000	2,442,254
11/01/28	5.000%	1,155,000	1,306,929

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
Santa Clara County Financing Authority Refunding Revenue Bonds Multiple Facilities Projects Series 2010N
05/15/17	5.000%	$1,000,000	$1,056,590
Total			16,054,454
LOCAL GENERAL OBLIGATION 9.2%
City of Los Angeles Unlimited General Obligation Bonds Series 2011A
09/01/25	5.000%	3,000,000	3,636,720
Compton Community College District Unlimited General Obligation Refunding Bonds Series 2012
07/01/22	5.000%	2,095,000	2,479,663
Compton Unified School District (b)
Unlimited General Obligation Bonds
Election of 2002 - Capital Appreciation
Series 2006C (AMBAC)
06/01/23	0.000%	2,025,000	1,713,920
06/01/24	0.000%	1,925,000	1,575,786
Culver City School Facilities Financing Authority Revenue Bonds Unified School District Series 2005 (AGM)
08/01/23	5.500%	1,490,000	1,903,892
East Side Union High School District Unlimited General Obligation Refunding Bonds 2012 Crossover Series 2006 (AGM)
09/01/20	5.250%	1,280,000	1,519,565
Long Beach Community College District Unlimited General Obligation Bonds 2008 Election Series 2012B
08/01/23	5.000%	700,000	869,792
Long Beach Unified School District Unlimited General Obligation Bonds Series 2015D-1 (b)
08/01/31	0.000%	1,375,000	775,335
Oakland Unified School District/Alameda County Unlimited General Obligation Bonds Series 2015A
08/01/25	5.000%	650,000	792,110
Palomar Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2006 Series 2010B (b)
08/01/22	0.000%	2,140,000	1,897,388
Rancho Santiago Community College District
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
09/01/19	5.250%	1,000,000	1,155,570

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Rancho Santiago Community College District (b)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2002
Series 2006C (AGM)
09/01/31	0.000%	$3,785,000	$2,261,916
Rescue Union School District Unlimited General Obligation Bonds Capital Appreciation-Election of 1998 Series 2005 (NPFGC) (b)
09/01/26	0.000%	1,100,000	809,248
Salinas Union High School District Unlimited General Obligation Bonds BAN Series 2015 (b)
08/01/20	0.000%	3,000,000	2,765,250
San Mateo Foster City School District Revenue Bonds Series 2005 (AGM)
08/15/19	5.500%	2,000,000	2,320,620
Saugus Union School District Unlimited General Obligation Refunding Bonds Series 2006 (NPFGC)
08/01/21	5.250%	2,375,000	2,889,591
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/28	5.000%	1,000,000	1,171,940
08/01/32	5.000%	1,500,000	1,707,915
Simi Valley School Financing Authority Refunding Revenue Bonds Simi Valley Unified School District Series 2007
08/01/18	5.000%	1,045,000	1,136,552
West Contra Costa Unified School District
Unlimited General Obligation Refunding Bonds
Series 2011 (AGM)
08/01/23	5.250%	3,000,000	3,642,780
Series 2012
08/01/27	5.000%	2,365,000	2,797,913
Total			39,823,466
MULTI-FAMILY 1.2%
California Municipal Finance Authority
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/35	5.000%	400,000	451,168
Caritas Affordable Housing
Senior Series 2014
08/15/30	5.000%	1,000,000	1,147,310
California Statewide Communities Development Authority
Refunding Revenue Bonds
University of California Irvine East Campus Apartments
Series 2012
05/15/19	5.000%	1,000,000	1,106,990
05/15/20	5.000%	750,000	849,585

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MULTI-FAMILY (CONTINUED)
Revenue Bonds
University of California Irvine East Campus Apartments
Series 2008
05/15/17	5.000%	$1,500,000	$1,575,975
Total			5,131,028
MUNICIPAL POWER 5.6%
City of Riverside Electric Revenue Bonds Series 2008D (AGM)
10/01/23	5.000%	1,000,000	1,107,670
City of Santa Clara Electric Refunding Revenue Bonds Series 2011A
07/01/29	5.375%	1,000,000	1,152,050
City of Vernon Electric System Unrefunded Revenue Bonds Series 2009A
08/01/21	5.125%	2,705,000	3,005,309
Imperial Irrigation District Electric System
Refunding Revenue Bonds
Series 2011D
11/01/22	5.000%	2,860,000	3,445,471
11/01/23	5.000%	1,040,000	1,243,975
Unrefunded Revenue Bonds
System
Series 2008A
11/01/21	5.250%	460,000	514,050
Los Angeles Department of Water & Power
Revenue Bonds
Power System
Series 2009B
07/01/23	5.250%	2,000,000	2,302,580
Series 2014D
07/01/33	5.000%	1,700,000	2,038,079
Subordinated Series 2007A-1 (AMBAC)
07/01/19	5.000%	1,000,000	1,065,860
Redding Joint Powers Financing Authority Refunding Revenue Bonds Series 2015A
06/01/31	5.000%	1,045,000	1,242,474
Sacramento Municipal Utility District Revenue Bonds Series 2008U (AGM)
08/15/21	5.000%	1,500,000	1,663,410
State of California Department of Water Resources Revenue Bonds Subordinated Series 2005G-11
05/01/18	5.000%	2,000,000	2,194,160
Tuolumne Wind Project Authority Revenue Bonds Tuolumne Co. Project Series 2009
01/01/22	5.000%	1,000,000	1,115,210

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MUNICIPAL POWER (CONTINUED)
Turlock Irrigation District
Refunding Revenue Bonds
First Priority
Subordinated Series 2014
01/01/30	5.000%	$850,000	$1,011,177
01/01/31	5.000%	1,000,000	1,179,640
Total			24,281,115
OTHER BOND ISSUE 0.9%
City of Long Beach Marina System Revenue Bonds Series 2015
05/15/28	5.000%	635,000	743,877
County of San Diego Refunding Revenue Bonds Sanford Burnham Prebys Medical Discovery Group Series 2015
11/01/25	5.000%	350,000	431,855
Long Beach Bond Finance Authority Refunding Revenue Bonds Aquarium of the Pacific Series 2012
11/01/27	5.000%	2,210,000	2,552,859
Total			3,728,591
PORTS 1.4%
Port of Los Angeles Revenue Bonds Series 2009A
08/01/23	5.250%	2,000,000	2,312,660
Port of Oakland Refunding Revenue Bonds Intermediate Lien Series 2007B (NPFGC)
11/01/29	5.000%	1,165,000	1,242,775
San Diego Unified Port District
Refunding Revenue Bonds
Series 2013A
09/01/27	5.000%	1,000,000	1,182,680
09/01/28	5.000%	1,100,000	1,286,494
Total			6,024,609
PREP SCHOOL 1.5%
California School Finance Authority
Revenue Bonds
KIPP Los Angeles Projects
Series 2014A
07/01/34	5.000%	600,000	654,624
California School Finance Authority (c)
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/30	5.000%	1,700,000	1,822,655
Green Dot Public School Project
Series 2015A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PREP SCHOOL (CONTINUED)
08/01/35	5.000%	$1,010,000	$1,095,032
KIPP Los Angeles Projects
Series 2015A
07/01/35	5.000%	1,000,000	1,100,090
River Springs Charter School Project
Series 2015
07/01/25	5.250%	2,000,000	2,044,660
Total			6,717,061
PREPAID GAS 0.6%
M-S-R Energy Authority Revenue Bonds Series 2009B
11/01/29	6.125%	2,000,000	2,610,160
RECREATION 0.4%
Del Mar Race Track Authority Refunding Revenue Bonds Series 2015
10/01/25	5.000%	1,665,000	1,885,246
REFUNDED / ESCROWED 7.4%
Bay Area Toll Authority Prerefunded 04/01/16 Revenue Bonds San Francisco Bay Area Series 2006F (FHLMC/FNMA)
04/01/22	5.000%	1,100,000	1,109,163
California Health Facilities Financing Authority
Prerefunded 07/01/16 Revenue Bonds
Insured California Nevada-Methodist
Series 2006
07/01/26	5.000%	1,000,000	1,020,070
Revenue Bonds
Insured Episcopal Home
Series 2010B Escrowed to Maturity
02/01/19	5.100%	395,000	420,687
City & County of San Francisco Prerefunded 06/15/20 Unlimited General Obligation Bonds Earthquake Safety Series 2010E
06/15/27	5.000%	3,380,000	3,972,345
City of Los Angeles Wastewater System Prerefunded 06/01/19 Revenue Bonds Series 2009A
06/01/25	5.750%	1,110,000	1,289,254
City of Newport Beach Prerefunded 12/01/21 Revenue Bonds Hoag Memorial Hospital Presbyterian Series 2011
12/01/30	5.875%	1,000,000	1,266,060

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
City of Vernon Electric System Prerefunded 08/01/19 Revenue Bonds Series 2009A
08/01/21	5.125%	$1,195,000	$1,314,189
City of Vista Prerefunded 05/01/17 Certificate of Participation Community Projects Series 2007 (NPFGC)
05/01/21	4.750%	750,000	790,170
Imperial Irrigation District Electric System Prerefunded 11/01/18 Revenue Bonds System Series 2008A
11/01/21	5.250%	2,040,000	2,285,269
Los Alamitos Unified School District Unlimited General Obligation Bonds School Facilities Improvement BAN Series 2011 Escrowed to Maturity (b)
09/01/16	0.000%	2,000,000	1,995,220
Los Angeles Unified School District Prerefunded 07/01/16 Unlimited General Obligation Bonds Election of 2004 Series 2006G (AMBAC)
07/01/20	5.000%	1,000,000	1,020,120
Sacramento County Sanitation Districts Financing Authority Prerefunded 06/01/16 Revenue Bonds Sacramento Regional County Sanitation Series 2006 (NPFGC)
12/01/17	5.000%	1,000,000	1,016,220
Sacramento Municipal Utility District Prerefunded 07/01/16 Revenue Bonds Cosumnes Project Series 2006 (NPFGC)
07/01/29	5.125%	2,000,000	2,041,280
San Diego Public Facilities Financing Authority Sewer Prerefunded 05/15/19 Revenue Bonds Senior Series 2009B
05/15/25	5.250%	1,500,000	1,714,890
San Mateo Joint Powers Financing Authority
Prerefunded 07/15/18 Revenue Bonds
Youth Services Campus
Series 2008A
07/15/20	5.000%	435,000	479,909
07/15/28	5.250%	2,275,000	2,523,726
Southern California Public Power Authority Prerefunded 07/01/18 Revenue Bonds Southern Transmission Project Series 2008
07/01/27	6.000%	1,000,000	1,126,290
State of California
Prerefunded 12/01/16 Unlimited General Obligation Bonds
Various Purpose

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
Series 2007
12/01/26	5.000%	$2,000,000	$2,077,440
Unlimited General Obligation Bonds
Series 2009A Escrowed to Maturity
07/01/18	5.000%	2,320,000	2,557,406
Unrefunded Unlimited General Obligation Bonds
Series 2009A Escrowed to Maturity
07/01/18	5.000%	680,000	749,585
University of California Prerefunded 05/15/19 Revenue Bonds Series 2009O
05/15/20	5.000%	1,000,000	1,135,150
Total			31,904,443
RETIREMENT COMMUNITIES 5.3%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/24	5.375%	2,795,000	3,198,542
Series 2012
07/01/21	5.000%	1,000,000	1,146,770
Revenue Bonds
Odd Fellows Home of California
Series 2012-A
04/01/32	5.000%	4,750,000	5,562,535
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/28	5.000%	310,000	373,972
07/01/29	5.000%	300,000	359,544
California Statewide Communities Development Authority
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/19	5.000%	725,000	781,456
American Baptist Homes West
Series 2015
10/01/24	5.000%	2,575,000	3,043,186
10/01/26	5.000%	1,000,000	1,174,130
Episcopal Communities and Services
Series 2012
05/15/27	5.000%	1,520,000	1,732,542
Revenue Bonds
Insured Redwoods Project
Series 2013
11/15/28	5.000%	1,000,000	1,216,710
City of La Verne
Refunding Certificate of Participation
Brethren Hillcrest Homes
Series 2014
05/15/24	5.000%	310,000	354,795
05/15/25	5.000%	530,000	602,085
05/15/26	5.000%	700,000	790,286
05/15/29	5.000%	1,135,000	1,261,938

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES (CONTINUED)
Los Angeles County Regional Financing Authority Revenue Bonds Montecedro, Inc. Project Series 2014A
11/15/34	5.000%	$1,000,000	$1,158,680
Total			22,757,171
SPECIAL NON PROPERTY TAX 0.9%
Virgin Islands Public Finance Authority (d)
Refunding Revenue Bonds
Series 2013B
10/01/24	5.000%	1,740,000	2,035,782
Revenue Bonds
Matching Fund Loan Notes-Senior Lien
Series 2010A
10/01/20	5.000%	1,490,000	1,690,167
Total			3,725,949
SPECIAL PROPERTY TAX 12.9%
Chino Public Financing Authority Refunding Special Tax Bonds Series 2012
09/01/23	5.000%	1,070,000	1,229,441
City of Irvine Refunding Special Assessment Bonds Limited Obligation Reassessment District Series 2015
09/02/25	5.000%	1,300,000	1,591,733
Concord Redevelopment Agency Successor Agency Refunding Tax Allocation Bonds Series 2014 (BAM)
03/01/25	5.000%	840,000	1,038,660
County of El Dorado
Refunding Special Tax Bonds
Community Facilities District No. 92-1
Series 2012
09/01/26	5.000%	630,000	734,549
09/01/27	5.000%	805,000	933,607
Emeryville Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014A (AGM)
09/01/23	5.000%	2,415,000	2,994,334
09/01/26	5.000%	1,000,000	1,227,090
09/01/27	5.000%	1,000,000	1,215,110
09/01/30	5.000%	815,000	975,302
09/01/31	5.000%	590,000	700,354
Fontana Public Finance Authority Tax Allocation Bonds Subordinated Lien-North Fontana Redevelopment Series 2005A (AMBAC)
10/01/20	5.000%	1,515,000	1,520,696

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX (CONTINUED)
Glendale Redevelopment Agency Successor Agency Refunding Tax Allocation Bonds Central Glendale Redevelopment Subordinated Series 2013 (AGM)
12/01/21	5.000%	$755,000	$906,853
Inglewood Redevelopment Agency Refunding Tax Allocation Bonds Merged Redevelopment Project Series 1998A (AMBAC)
05/01/17	5.250%	1,425,000	1,471,654
Irvine Unified School District
Refunding Special Tax Bonds
Series 2015
09/01/30	5.000%	2,065,000	2,486,694
09/01/31	5.000%	2,720,000	3,255,078
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/29	5.000%	530,000	631,983
09/01/30	5.000%	625,000	741,544
09/01/32	5.000%	625,000	734,000
La Quinta Redevelopment Agency Successor Agency Refunding Tax Allocation Bonds Redevelopment Project Subordinated Series 2013A
09/01/30	5.000%	1,500,000	1,704,765
Long Beach Bond Finance Authority Tax Allocation Bonds Industrial Redevelopment Project Areas Series 2002B (AMBAC)
11/01/19	5.500%	1,070,000	1,231,324
Los Angeles Community Facilities District Refunding Special Tax Bonds Playa Vista-Phase 1 Series 2014
09/01/30	5.000%	1,000,000	1,160,550
Los Angeles County Redevelopment Authority Refunding Tax Allocation Bonds Los Angeles Bunker Hill Project Series 2014C (AGM)
12/01/28	5.000%	3,000,000	3,627,090
Oakland Redevelopment Successor Agency Refunding Tax Allocation Bonds Subordinated Series 2013
09/01/22	5.000%	2,000,000	2,411,560
Poway Unified School District Public Financing Authority Special Tax Refunding Bonds Series 2015B
09/01/26	5.000%	995,000	1,203,691
Poway Unified School District
Special Tax Bonds
Community Facilities District No. 6-4S Ranch
Series 2012
09/01/28	5.000%	1,775,000	2,020,997

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX (CONTINUED)
09/01/29	5.000%	$1,200,000	$1,362,696
Rancho Cucamonga Redevelopment Agency Successor Agency
Tax Allocation Bonds
Rancho Redevelopment Project Area
Series 2014
09/01/30	5.000%	700,000	834,099
Series 2014 (AGM)
09/01/27	5.000%	2,200,000	2,667,500
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/29	5.000%	225,000	260,696
08/01/30	5.000%	175,000	202,871
San Francisco Redevelopment Projects
Series 2009B
08/01/18	5.000%	1,255,000	1,371,652
San Mateo Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2015A
08/01/28	5.000%	1,860,000	2,195,600
08/01/29	5.000%	1,000,000	1,174,890
Semitropic Improvement District
Refunding Revenue Bonds
Series 2015A 2nd Lien (AGM)
12/01/23	5.000%	300,000	372,132
12/01/24	5.000%	400,000	499,424
Sulphur Springs Union School District
Refunding Special Tax Bonds
Community Facilities District No. 2002-1-SE
Series 2012
09/01/28	5.000%	1,050,000	1,195,520
09/01/29	5.000%	1,180,000	1,339,984
Tustin Community Facilities District Refunding Special Tax Bonds Legacy Villages of Columbus #06-1 Series 2015
09/01/29	5.000%	1,200,000	1,415,472
Tustin Community Redevelopment Agency Tax Allocation Bonds MCAS-Tustin Redevelopment Project Area Series 2010
09/01/25	5.000%	1,250,000	1,396,075
Vista Redevelopment Agency Successor Agency
Tax Allocation Refunding Bonds
Series 2015B1 (AGM)
09/01/24	5.000%	580,000	722,361
09/01/26	5.000%	700,000	872,018
Total			55,631,649
STATE APPROPRIATED 5.2%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/28	5.000%	1,500,000	1,811,940
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE APPROPRIATED (CONTINUED)
Department of Corrections and Rehabilitation
Series 2014C
10/01/22	5.000%	$1,925,000	$2,365,286
Series 2015A
06/01/28	5.000%	1,175,000	1,443,452
Department of General Services
Series 2006A
04/01/28	5.000%	1,000,000	1,007,500
Various Capital Projects
Series 2011A
10/01/20	5.000%	2,000,000	2,357,980
Series 2013I
11/01/28	5.250%	3,000,000	3,734,460
Series 2014E
09/01/30	5.000%	1,500,000	1,797,600
Subordinated Series 2009I-1
11/01/17	5.000%	2,000,000	2,152,800
Subordinated Series 2010A-1
03/01/22	5.250%	2,000,000	2,355,420
Various Correctional Facilities
Series 2014A
09/01/31	5.000%	3,000,000	3,581,520
Total			22,607,958
STATE GENERAL OBLIGATION 5.1%
State of California
Unlimited General Obligation Bonds
Series 2010
11/01/24	5.000%	5,000,000	5,890,850
Various Purpose
Series 2009
04/01/26	5.625%	2,000,000	2,296,880
10/01/29	5.250%	1,500,000	1,728,690
Series 2011
10/01/19	5.000%	4,000,000	4,592,600
Unlimited General Obligation Refunding Bonds
Series 2007
08/01/18	5.000%	3,750,000	3,925,050
Series 2014
08/01/32	5.000%	3,000,000	3,607,110
Total			22,041,180
TOBACCO 1.1%
Golden State Tobacco Securitization Corp. Asset-Backed Refunding Revenue Bonds Series 2015A
06/01/33	5.000%	4,000,000	4,747,520
TURNPIKE / BRIDGE / TOLL ROAD 1.4%
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Subordinated Series 2014B-3
01/15/53	5.500%	3,000,000	3,512,400
Foothill-Eastern Transportation Corridor Agency (b)
Refunding Revenue Bonds
Series 2015

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TURNPIKE / BRIDGE / TOLL ROAD (CONTINUED)
01/15/33	0.000%	$5,000,000	$2,374,050
Total			5,886,450
WATER & SEWER 5.1%
City of Fresno Sewer System Revenue Bonds Series 2008A
09/01/23	5.000%	1,000,000	1,106,230
City of Los Angeles Wastewater System Unrefunded Revenue Bonds Series 2009A
06/01/25	5.750%	890,000	1,024,639
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/25	5.000%	700,000	883,183
11/15/26	5.000%	1,000,000	1,247,480
Clovis Public Financing Authority Revenue Bonds Series 2007 (AMBAC)
08/01/21	5.000%	1,000,000	1,059,700
Kern County Water Agency Improvement District No. 4 Certificate of Participation Series 2008A
05/01/22	5.000%	2,020,000	2,202,770
Los Angeles County Sanitation Districts Financing Authority
Subordinated Refunding Revenue Bonds
Capital Projects - District #14
Series 2015
10/01/24	5.000%	1,050,000	1,328,019
10/01/25	5.000%	1,100,000	1,403,589
Oxnard Financing Authority Revenue Bonds Project Series 2006
06/01/31	5.000%	4,315,000	4,374,288
San Diego Public Facilities Financing Authority Water Refunding Revenue Bonds Series 2010A
08/01/24	5.000%	2,000,000	2,355,540
Semitropic Improvement District Refunding Revenue Bonds Series 2012A
12/01/23	5.000%	2,850,000	3,463,092
Stockton Public Financing Authority Refunding Revenue Bonds Series 2014 (BAM)
09/01/28	5.000%	1,500,000	1,782,660
Total			22,231,190
Total Municipal Bonds (Cost: $358,515,207)			$388,693,324

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 1.8%
California Infrastructure & Economic Development Bank (e)(f)
Refunding Revenue Bonds
Los Angeles Museum
VRDN Series 2008 (Wells Fargo Bank)
09/01/37	0.010%	$900,000	$900,000
VRDN Series 2008A (Wells Fargo Bank)
09/01/37	0.010%	500,000	500,000
California Statewide Communities Development Authority Revenue Bonds John Muir Health VRDN Series 2008C (Wells Fargo Bank) (e)(f)
08/15/27	0.010%	2,480,000	2,480,000
Calleguas-Las Virgenes Public Financing Authority Refunding Revenue Bonds Municipal Water District Project VRDN Series 2008A (Wells Fargo Bank) (e)(f)
07/01/37	0.010%	3,000,000	3,000,000
State of California Unlimited General Obligation Bonds VRDN Series 2003A-1 (JPMorgan Chase Bank) (e)(f)
05/01/33	0.010%	900,000	900,000
Total Floating Rate Notes (Cost: $7,780,000)			$7,780,000

Issue Description	Effective Yield	Principal Amount	Value

Municipal Short Term 2.8%
LOCAL APPROPRIATION 0.9%
Golden Empire Schools Financing Authority Refunding Revenue Bonds Kern High School District Project VRDN Series 2015 (e)
05/01/16	0.210%	$4,000,000	$4,000,000
SPECIAL NON PROPERTY TAX 1.0%
County of Riverside Revenue Notes Series 2015D
10/12/16	2.000%	4,000,000	4,044,360
WATER & SEWER 0.9%
Metropolitan Water District of Southern California Refunding Revenue Bonds VRDN Series 2011A-4 (e)
07/01/36	0.390%	4,000,000	3,989,960
Total Municipal Short Term (Cost: $12,047,402)			$12,034,320

Total Investments
(Cost: $378,342,609) (g)			$408,507,644(h)
Other Assets & Liabilities, Net			23,787,588
Net Assets			$432,295,232

Notes to Portfolio of Investments

(a)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(b)	Zero coupon bond.
(c)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At January 31, 2016, the value of these securities amounted to $6,062,437 or 1.40% of net assets.

(d)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At January 31, 2016, the value of these securities amounted to $3,725,949 or 0.86% of net assets.

(e)	Variable rate security.
(f)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(g)

At January 31, 2016, the cost of securities for federal income tax purposes was approximately $378,343,000  and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$30,210,000
Unrealized Depreciation	(45,000)
Net Unrealized Appreciation	$30,165,000

(h)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	388,693,324	—	388,693,324
Floating Rate Notes	—	7,780,000	—	7,780,000
Municipal Short Term	—	12,034,320	—	12,034,320
Total Investments	—	408,507,644	—	408,507,644

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia AMT-Free Georgia Intermediate Muni Bond Fund

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.6%

AIRPORT 3.8%

City of Atlanta Department of Aviation
Refunding Revenue Bonds
General
Series 2010C
01/01/25	5.000%	$1,500,000	$1,732,005
Revenue Bonds
Series 2012B
01/01/27	5.000%	1,000,000	1,168,570
Total			2,900,575

HIGHER EDUCATION 14.6%

Athens Housing Authority Refunding Revenue Bonds UGAREF East Campus Housing Series 2011
12/01/25	5.000%	1,000,000	1,178,150
Bleckley County & Dodge County Joint Development Authority Revenue Bonds Middle Georgia College Series 2008
07/01/21	5.000%	1,260,000	1,365,462
Bulloch County Development Authority
Refunding Revenue Bonds
Georgia Southern University Housing Foundation
Series 2012 (AGM)
08/01/27	5.000%	500,000	581,165
Revenue Bonds
Georgia Southern University Housing Foundation
Series 2008 (AGM)
07/01/20	5.250%	1,000,000	1,101,850
Carrollton Payroll Development Authority Refunding Revenue Bonds Anticipation Certificates - UWG Campus Center Series 2012 (AGM)
08/01/25	5.000%	800,000	943,144
DeKalb Newton & Gwinnett Counties Joint Development Authority Revenue Bonds GGC Foundation LLC Project Series 2009
07/01/24	5.500%	2,500,000	2,802,200
Fulton County Development Authority Refunding Revenue Bonds Spelman College Series 2015
06/01/32	5.000%	1,000,000	1,173,370
Richmond County Development Authority
Refunding Revenue Bonds
ASU Jaguar Student Housing
Series 2012 (AGM)
02/01/27	5.000%	750,000	881,700
Georgia Regents University Cancer Center
Series 2014 (AGM)
12/15/32	5.000%	425,000	500,956

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

HIGHER EDUCATION (CONTINUED)

South Regional Joint Development Authority Revenue Bonds VSU Auxiliary Services-Student Series 2008A
08/01/23	5.000%	$625,000	$685,181
Total			11,213,178

HOSPITAL 6.3%

DeKalb Private Hospital Authority Revenue Bonds Children’s Healthcare Series 2009
11/15/17	5.000%	320,000	343,030
Fayette County Hospital Authority Revenue Bonds Fayette Community Hospital Series 2009A
06/15/23	5.250%	2,000,000	2,252,120
Gwinnett County Hospital Authority Revenue Bonds Gwinnet Hospital System Series 2007A (AGM)
07/01/23	5.000%	2,000,000	2,247,620
Total			4,842,770

JOINT POWER AUTHORITY 5.2%

Municipal Electric Authority of Georgia
Refunding Revenue Bonds
Project One
Subordinated Series 2015A
01/01/32	5.000%	1,000,000	1,178,660
Revenue Bonds
Project One
Subordinated Series 2008A
01/01/21	5.250%	1,395,000	1,661,292
Subordinated Series 2008D
01/01/23	6.000%	1,000,000	1,125,650
Total			3,965,602

LOCAL APPROPRIATION 4.3%

Fulton County Facilities Corp. Certificate of Participation Fulton County Public Purpose Project Series 2009
11/01/17	5.000%	1,000,000	1,068,870
Winder-Barrow Industrial Building Authority Refunding Revenue Bonds City of Winder Project Series 2012 (AGM)
12/01/24	5.000%	1,900,000	2,218,288
Total			3,287,158

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

LOCAL GENERAL OBLIGATION 19.5%

Atlanta Solid Waste Management Authority Refunding Revenue Bonds Series 2008 (AGM)
12/01/17	5.000%	$795,000	$856,581
Cherokee County Board of Education
Unlimited General Obligation Bonds
Series 2009A
08/01/22	5.000%	1,600,000	1,819,456
Series 2014A
08/01/30	5.000%	1,000,000	1,222,920
City of Atlanta Unlimited General Obligation Refunding Bonds Series 2014A
12/01/26	5.000%	500,000	622,675
College Park Business & Industrial Development Authority Refunding Revenue Bonds Civic Center Project Series 2005 (AMBAC)
09/01/19	5.250%	1,000,000	1,028,750
Columbia County School District Unlimited General Obligation Bonds Series 2015
10/01/22	5.000%	1,000,000	1,236,980
County of Columbia Unlimited General Obligation Bonds Sales Tax Series 2015
04/01/22	5.000%	285,000	347,586
Forsyth County School District Unlimited General Obligation Bonds Series 2014
02/01/28	5.000%	1,000,000	1,225,460
Gwinnett County School District Unlimited General Obligation Refunding Bonds Series 2010
02/01/24	5.000%	1,500,000	1,898,490
Sandy Springs Public Facilities Authority Revenue Bonds City Center Project Series 2015
05/01/28	5.000%	1,000,000	1,262,080
Savannah-Chatham County School District Unlimited General Obligation Refunding Bonds Series 2004 (AGM)
08/01/19	5.250%	2,000,000	2,296,060
South Fulton Municipal Regional Water & Sewer Authority Refunding Revenue Bonds Series 2014
01/01/31	5.000%	1,000,000	1,159,170
Total			14,976,208

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MULTI-FAMILY 1.4%

Cobb County Development Authority Refunding Revenue Bonds Kennesaw State University Junior Subordinated Series 2014
07/15/29	5.000%	$980,000	$1,092,808

MUNICIPAL POWER 0.3%

Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (a)
10/01/24	5.000%	220,000	265,683

OTHER BOND ISSUE 1.0%

Columbus Housing Authority Revenue Bonds Eagles Trace Apartments Project Series 2015
12/01/25	3.250%	750,000	749,355

PREPAID GAS 0.4%

Main Street Natural Gas, Inc. Revenue Bonds Series 2007A
09/15/19	5.250%	295,000	330,913

REFUNDED / ESCROWED 5.9%

Cobb County Development Authority Prerefunded 07/15/17 Revenue Bonds KSU Village Real Estate Series 2007A (AMBAC)
07/15/27	5.250%	2,250,000	2,398,478
Gwinnett County School District Prerefunded 02/01/18 Unlimited General Obligation Bonds Series 2008
02/01/22	5.000%	1,000,000	1,084,360
State of Georgia Prerefunded 12/01/17 Unlimited General Obligation Bonds Series 2007G
12/01/20	5.000%	1,000,000	1,079,880
Total			4,562,718

SALES TAX 1.2%

Metropolitan Atlanta Rapid Transit Authority Refunding Revenue Bonds 3rd Indenture Series 2014A
07/01/24	5.000%	750,000	938,813

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SINGLE FAMILY 1.3%

Georgia Housing & Finance Authority Revenue Bonds Series 2014B-1
12/01/29	3.000%	$1,000,000	$1,019,490

SPECIAL NON PROPERTY TAX 6.1%

Cobb-Marietta Coliseum & Exhibit Hall Authority Refunding Revenue Bonds Series 2005 (NPFGC)
10/01/19	5.250%	1,500,000	1,693,890
Metropolitan Atlanta Rapid Transit Authority Refunding Revenue Bonds Third Indenture Series 2012A
07/01/30	5.000%	1,500,000	1,788,870
Territory of Guam Revenue Bonds Series 2011A (a)
01/01/31	5.000%	300,000	335,955
Virgin Islands Public Finance Authority Refunding Revenue Bonds Senior Lien Series 2009B (a)
10/01/25	5.000%	750,000	833,197
Total			4,651,912

SPECIAL PROPERTY TAX 4.5%

Atlanta & Fulton County Recreation Authority
Refunding Revenue Bonds
Park Improvement
Series 2014A
12/01/28	5.000%	525,000	634,274
12/01/33	5.000%	1,000,000	1,179,750
City of Atlanta Refunding Tax Allocation Bonds Atlanta Station Project Series 2007 (AGM)
12/01/20	5.250%	1,545,000	1,656,394
Total			3,470,418

STATE GENERAL OBLIGATION 3.0%

State of Georgia Unlimited General Obligation Bonds Series 2009D
05/01/23	5.000%	2,000,000	2,269,220

TRANSPORTATION 1.5%

Georgia State Road & Tollway Authority Revenue Bonds Federal Highway Grant BAN Series 2009A
06/01/21	5.000%	1,000,000	1,128,330

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

TURNPIKE / BRIDGE / TOLL ROAD 0.8%

Georgia State Road & Tollway Authority Revenue Bonds I-75 S Express Lanes Project Series 2014 (b)(c)
06/01/24	0.000%	$1,000,000	$624,310

WATER & SEWER 16.5%
Augusta Water & Sewerage
Refunding Revenue Bonds
Series 2007 (AGM)
10/01/21	5.000%	1,000,000	1,084,660
10/01/22	5.000%	2,000,000	2,168,620
Cherokee County Water & Sewer Authority Refunding Revenue Bonds Series 2016 (d)
08/01/31	5.000%	250,000	310,558
City of Atlanta Water & Wastewater Refunding Revenue Bonds Series 2015
11/01/30	5.000%	1,000,000	1,217,540
City of Gainesville Water & Sewerage Refunding Revenue Bonds Series 2014
11/15/26	5.000%	1,500,000	1,862,760
County of DeKalb Water & Sewage Refunding Revenue Bond Series 2006B
10/01/21	5.250%	2,000,000	2,442,200
Jackson County Water & Sewer Authority Revenue Bonds Series 2006A (XLCA)
09/01/16	5.000%	1,030,000	1,051,712
Villa Rica Public Facilities Authority Refunding Revenue Bonds Water & Sewer Project Series 2015
03/01/31	5.000%	750,000	890,917
Walton County Water & Sewer Authority Revenue Bonds Hard Labor Creek Project Series 2008 (AGM)
02/01/25	5.000%	1,495,000	1,612,223
Total			12,641,190

Total Municipal Bonds (Cost: $69,618,511)			$74,930,651

Total Investments (Cost: $69,618,511) (e)	$74,930,651(f)
Other Assets & Liabilities, Net	1,817,845
Net Assets	$76,748,496

Notes to Portfolio of Investments

(a)                                     Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At January 31, 2016, the value of these securities amounted to $1,434,835 or 1.87% of net assets.

(b)                                     Zero coupon bond.

(c)                                     Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At January 31, 2016, the value of these securities amounted to $624,310 or 0.81% of net assets.

(d)                                     Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(e)                                     At January 31, 2016, the cost of securities for federal income tax purposes was approximately $69,619,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$5,312,000
Unrealized Depreciation	—
Net Unrealized Appreciation	$5,312,000

(f)                                       Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM                       Assured Guaranty Municipal Corporation

AMBAC          Ambac Assurance Corporation

BAN                          Bond Anticipation Note

NPFGC         National Public Finance Guarantee Corporation

XLCA                    XL Capital Assurance

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	74,930,651	—	74,930,651
Total Investments	—	74,930,651	—	74,930,651

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia AMT-Free Maryland Intermediate Muni Bond Fund

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 94.5%

DISPOSAL 1.3%

Maryland Environmental Service Revenue Bonds Mid Shore II Regional Landfill Series 2011
11/01/24	5.000%	$1,030,000	$1,189,290

HIGHER EDUCATION 4.7%

Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Maryland Institute College of Art
Series 2012
06/01/29	5.000%	1,000,000	1,129,000
Notre Dame of Maryland University
Series 2012
10/01/32	5.000%	1,000,000	1,097,880
Montgomery County Authority Refunding Revenue Bonds Series 2014
05/01/27	5.000%	500,000	601,945
Morgan State University Refunding Revenue Bonds Series 2012
07/01/30	5.000%	150,000	172,359
University System of Maryland Refunding Revenue Bonds Series 2015A
04/01/24	5.000%	1,000,000	1,262,970
Total			4,264,154

HOSPITAL 16.1%

Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Anne Arundel Health System
Series 2014
07/01/29	5.000%	750,000	869,970
MedStar Health, Inc.
Series 2015
08/15/33	5.000%	500,000	580,410
Meritus Medical Center Issue
Series 2015
07/01/27	5.000%	1,000,000	1,174,300
Peninsula Regional Medical Center
Series 2015
07/01/32	5.000%	1,000,000	1,159,140
07/01/34	5.000%	1,000,000	1,151,870
University of Maryland Medical System
Series 2015
07/01/28	5.000%	500,000	591,675
Western Maryland Health System
Series 2014
07/01/34	5.250%	1,500,000	1,727,805
Revenue Bonds
Carroll Hospital
Series 2012A
07/01/26	5.000%	1,210,000	1,386,902

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

HOSPITAL (CONTINUED)

07/01/27	5.000%	$1,000,000	$1,140,780
Johns Hopkins Health System
Series 2012
07/01/28	5.000%	1,000,000	1,172,050
Johns Hopkins Health System
Series 2013C
05/15/33	5.000%	1,500,000	1,725,120
MedStar Health
Series 2011
08/15/22	5.000%	1,620,000	1,913,738
Total			14,593,760

INVESTOR OWNED 3.2%

Maryland Economic Development Corp. Refunding Revenue Bonds Potomac Series 2009
09/01/22	6.200%	2,500,000	2,883,175

LOCAL APPROPRIATION 1.7%

Howard County Housing Commission Revenue Bonds Roger Carter Recreation Center Project Series 2011
06/01/26	5.000%	585,000	676,032
Maryland State Transportation Authority Refunding Revenue Bonds Metrorail Parking Projects Series 2014
07/01/23	4.000%	750,000	865,395
Total			1,541,427

LOCAL GENERAL OBLIGATION 12.5%

City of Baltimore Unlimited General Obligation Bonds Consolidated Public Improvement Series 2008A (AGM)
10/15/22	5.000%	2,000,000	2,226,180
County of Anne Arundel
Limited General Obligation Bonds
Consolidated General Improvement
Series 2015
04/01/27	5.000%	1,500,000	1,896,555
Limited General Obligation Refunding Bonds
Consolidated General Improvement
Series 2015
04/01/26	5.000%	1,000,000	1,270,410
County of Frederick
Unlimited General Obligation Refunding Bonds
Public Facilities
Series 2006
11/01/18	5.250%	2,005,000	2,247,445
11/01/21	5.250%	2,500,000	3,064,475

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

LOCAL GENERAL OBLIGATION (CONTINUED)

County of Prince George’s Limited General Obligation Refunding & Public Improvement Bonds Consolidated Series 2011B
09/15/20	5.000%	$500,000	$591,195
Total			11,296,260

MULTI-FAMILY 5.5%

Howard County Housing Commission Revenue Bonds General Capital Improvement Program Series 2015
06/01/32	4.000%	750,000	790,020
Maryland Economic Development Corp.
Refunding Revenue Bonds
Morgan State University Project
Senior Series 2012
07/01/20	4.000%	550,000	590,771
University of Maryland-Baltimore County Project
Series 2006 (XLCA)
07/01/20	5.000%	600,000	608,616
University of Maryland-College Park Projects
Series 2006 (AGCP)
06/01/19	5.000%	1,000,000	1,015,570
Revenue Bonds
Salisbury University Project
Series 2012
06/01/27	5.000%	1,100,000	1,198,901
Towson University Project
Senior Series 2012
07/01/27	5.000%	700,000	778,414
Total			4,982,292

MUNICIPAL POWER 0.3%

Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (a)
10/01/24	5.000%	220,000	265,683

OTHER BOND ISSUE 2.6%

County of Montgomery Revenue Bonds Department of Liquor Control Series 2009A
04/01/22	5.000%	2,055,000	2,295,661
Maryland Community Development Administration Revenue Bonds Capital Fund Securitization Series 2003 (AGM)
07/01/21	4.400%	100,000	100,257
Total			2,395,918

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

OTHER INDUSTRIAL DEVELOPMENT BOND 0.9%

Maryland Economic Development Corp. Refunding Revenue Bonds CNX Marine Terminals, Inc. Series 2010
09/01/25	5.750%	$800,000	$765,144

POOL / BOND BANK 1.2%

Maryland Water Quality Financing Administration Revolving Loan Fund Revenue Bonds Series 2008A
03/01/23	5.000%	1,000,000	1,086,180

REFUNDED / ESCROWED 8.7%

City of Baltimore
Prerefunded 07/01/17 Revenue Bonds
Wastewater Projects
Series 2007D (AMBAC)
07/01/19	5.000%	1,250,000	1,328,325
Prerefunded 07/01/18 Revenue Bonds
Wastewater Projects
Series 2008A (AGM)
07/01/21	5.000%	1,250,000	1,377,275
Revenue Bonds
Water Project
Series 1994A Escrowed to Maturity (FGIC)
07/01/24	5.000%	1,400,000	1,694,210
Maryland State Transportation Authority Revenue Bonds Series 1978 Escrowed to Maturity
07/01/16	6.800%	85,000	87,078
State of Maryland Department of Transportation Prerefunded 02/15/18 Revenue Bonds Series 2008
02/15/22	5.000%	3,125,000	3,396,781
Total			7,883,669

RETIREMENT COMMUNITIES 6.1%

City of Gaithersburg Refunding Revenue Bonds Asbury Obligation Group Series 2009B
01/01/23	6.000%	1,250,000	1,408,962
County of Baltimore
Revenue Bonds
Oak Crest Village, Inc. Facility
Series 2007A
01/01/22	5.000%	1,045,000	1,084,052
01/01/27	5.000%	2,000,000	2,062,540

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

RETIREMENT COMMUNITIES (CONTINUED)

Maryland Health & Higher Educational Facilities Authority Revenue Bonds King Farm Presbyterian Community Series 2007A
01/01/27	5.250%	$1,000,000	$1,018,550
Total			5,574,104

SPECIAL NON PROPERTY TAX 3.5%

State of Maryland Department of Transportation
Revenue Bonds
3rd Series 2015
12/15/26	4.000%	1,000,000	1,157,200
Series 2009
06/15/21	4.000%	1,495,000	1,645,786
Territory of Guam Revenue Bonds Series 2011A (a)
01/01/31	5.000%	350,000	391,947
Total			3,194,933

SPECIAL PROPERTY TAX 5.4%

Anne Arundel County Consolidated District
Special Tax Refunding Bonds
Villages of Dorchester & Farmington
Series 2013
07/01/23	5.000%	225,000	270,315
07/01/24	5.000%	500,000	608,760
City of Baltimore Refunding Tax Allocation Bonds Consolidated Tax Projects Series 2015
06/15/27	5.000%	520,000	602,290
County of Frederick Special Tax Bonds Urbana Community Development Authority Series 2010A
07/01/25	5.000%	2,500,000	2,874,175
County of Montgomery Refunding Special Tax Bonds West Germantown Development District Series 2014
07/01/25	4.000%	485,000	547,410
Total			4,902,950

STATE APPROPRIATED 4.1%

Maryland Economic Development Corp. Refunding Revenue Bonds Department of Transportation Headquarters Series 2010
06/01/22	4.500%	2,675,000	3,182,421

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

STATE APPROPRIATED (CONTINUED)

New Jersey Transportation Trust Fund Authority Revenue Bonds Transportation System Series 2006A
12/15/19	5.250%	$500,000	$549,845
Total			3,732,266

STATE GENERAL OBLIGATION 4.9%

State of Maryland
Unlimited General Obligation Bonds
Series 2015A
03/01/27	4.000%	1,500,000	1,710,315
State & Local Facilities-Capital Improvement
1st Series 2003A
03/01/17	5.250%	1,500,000	1,578,360
Unlimited General Obligation Refunding Bonds
Series 2015B
08/01/24	4.000%	1,000,000	1,191,020
Total			4,479,695

TRANSPORTATION 3.8%

Washington Metropolitan Area Transit Authority Revenue Bonds Transit Series 2009
07/01/23	5.250%	3,000,000	3,429,180

TURNPIKE / BRIDGE / TOLL ROAD 2.5%
Maryland State Transportation Authority Revenue Bonds Series 2009A
07/01/22	5.000%	2,000,000	2,265,400

WATER & SEWER 5.5%

City of Baltimore Revenue Bonds Subordinated Series 2014A
07/01/32	5.000%	1,000,000	1,191,750
Maryland Water Quality Financing Administration Revolving Loan Fund Revenue Bonds Series 2008
03/01/21	5.000%	2,500,000	2,713,825
Washington Suburban Sanitary Commission Unlimited General Obligation Refunding & Public Improvement Bonds Series 2009
06/01/21	4.000%	1,000,000	1,098,840
Total			5,004,415

Total Municipal Bonds (Cost: $79,765,461)			$85,729,895

Total Investments (Cost: $79,765,461) (b)	$85,729,895(c	)
Other Assets & Liabilities, Net	5,036,211
Net Assets	$90,766,106

Notes to Portfolio of Investments

(a)                                     Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At January 31, 2016, the value of these securities amounted to $657,630 or 0.72% of net assets.

(b)                                     At January 31, 2016, the cost of securities for federal income tax purposes was approximately $79,765,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$5,999,000
Unrealized Depreciation	(35,000)
Net Unrealized Appreciation	$5,964,000

(c)                                     Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGCP                 Assured Guaranty Corporation

AGM                       Assured Guaranty Municipal Corporation

AMBAC          Ambac Assurance Corporation

FGIC                     Financial Guaranty Insurance Company

XLCA                    XL Capital Assurance

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	85,729,895	—	85,729,895
Total Investments	—	85,729,895	—	85,729,895

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 91.8%
AIRPORT 1.7%
Raleigh Durham Airport Authority Refunding Revenue Bonds Series 2010A
05/01/23	5.000%	$3,000,000	$3,491,430

HIGHER EDUCATION 8.5%
East Carolina University
Revenue Bonds
General
Series 2014A
10/01/31	5.000%	1,900,000	2,234,039
Series 2016A
10/01/30	4.000%	2,000,000	2,255,480
North Carolina Agricultural & Technical State University Refunding Revenue Bonds General Purpose Series 2015A
10/01/32	5.000%	2,000,000	2,383,560
North Carolina Capital Facilities Finance Agency
Revenue Bonds
Meredith College
Series 2008
06/01/31	6.000%	1,000,000	1,074,270
Wake Forest University
Series 2009
01/01/26	5.000%	1,000,000	1,112,150
University of North Carolina System
Revenue Bonds
General Trust Indenture
Series 2009B
10/01/17	4.250%	1,000,000	1,056,060
Unrefunded Revenue Bonds
Series 2008A (AGM)
10/01/22	5.000%	1,345,000	1,484,544
University of North Carolina at Charlotte (The) Revenue Bonds Series 2014
04/01/30	5.000%	1,000,000	1,189,010
University of North Carolina at Greensboro Revenue Bonds General Series 2014
04/01/32	5.000%	2,000,000	2,377,200
University of North Carolina at Wilmington Refunding Revenue Bonds Series 2015
06/01/29	5.000%	2,000,000	2,370,760
Total			17,537,073
HOSPITAL 12.9%
Charlotte-Mecklenburg Hospital Authority (The)
Refunding Revenue Bonds
Carolinas Health Care System Group
Series 2007A (AGM)
01/15/20	5.000%	1,550,000	1,615,162

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Series 2008A
01/15/24	5.250%	$2,000,000	$2,147,440
Series 2009A
01/15/21	5.000%	1,000,000	1,116,540
North Carolina Medical Care Commission
Refunding Revenue Bonds
Mission Health System, Inc.
Series 2015
10/01/36	5.000%	2,515,000	2,941,393
Novant Health Obligation Group
Series 2013
11/01/24	5.000%	530,000	631,951
Southeastern Regional Medical Center
Series 2012
06/01/26	5.000%	1,000,000	1,135,440
Vidant Health
Series 2012A
06/01/25	5.000%	1,500,000	1,743,435
06/01/36	5.000%	1,445,000	1,615,958
Series 2015
06/01/30	5.000%	1,000,000	1,160,920
WakeMed
Series 2012A
10/01/31	5.000%	2,000,000	2,259,520
Revenue Bonds
Duke University Health System
Series 2012A
06/01/32	5.000%	3,635,000	4,250,442
Moses Cone Health System
Series 2011
10/01/20	5.000%	3,215,000	3,725,960
Rex Hospital, Inc.
Series 2015A
07/01/32	5.000%	1,000,000	1,177,450
Northern Hospital District of Surry County Revenue Bonds Series 2008
10/01/24	5.750%	1,000,000	1,070,670
Total			26,592,281
JOINT POWER AUTHORITY 1.4%
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/31	5.000%	2,000,000	2,427,120
Unrefunded Revenue Bonds
Series 2009A
01/01/25	5.000%	430,000	477,700
Total			2,904,820
LOCAL APPROPRIATION 16.5%
City of Kannapolis Revenue Bonds Series 2014
04/01/31	5.000%	1,365,000	1,605,841
City of Wilmington
Refunding Certificate of Participation

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
Series 2006A
06/01/17	5.000%	$1,005,000	$1,021,361
Refunding Revenue Bonds
Series 2014A
06/01/28	5.000%	500,000	600,840
City of Winston-Salem Refunding Revenue Bonds Series 2014C
06/01/29	5.000%	750,000	905,475
County of Brunswick
Revenue Bonds
Series 2015A
06/01/28	5.000%	250,000	305,137
06/01/29	5.000%	250,000	303,230
County of Buncombe
Revenue Bonds
Series 2012
06/01/28	5.000%	500,000	596,320
06/01/29	5.000%	1,000,000	1,187,360
Series 2014A
06/01/32	5.000%	1,635,000	1,949,034
County of Catawba Revenue Bonds Series 2011
10/01/22	5.000%	400,000	476,024
County of Cumberland Refunding Certificate of Participation Improvement Projects Series 2009-B1
12/01/21	5.000%	2,775,000	3,167,191
County of Davidson Revenue Bonds Series 2016 (a)
06/01/29	5.000%	1,000,000	1,238,910
County of Harnett Certificate of Participation Series 2009
06/01/22	5.000%	1,880,000	2,107,142
County of Henderson Certificate of Participation Series 2006A (AMBAC)
06/01/16	5.000%	1,060,000	1,076,080
County of Johnston Revenue Bonds Series 2014
06/01/28	5.000%	1,000,000	1,204,200
County of Martin Refunding Revenue Bonds Water & Sewer District Series 2014
06/01/30	4.000%	730,000	797,328

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
County of Moore Revenue Bonds Series 2010
06/01/24	5.000%	$1,635,000	$1,868,625
County of New Hanover Refunding Certificate of Participation Series 2005B (AMBAC)
09/01/18	5.000%	1,755,000	1,940,275
County of Onslow Revenue Bonds Series 2015
06/01/27	4.000%	405,000	459,614
County of Pender
Revenue Bonds
Series 2015
04/01/27	5.000%	1,165,000	1,414,089
04/01/28	5.000%	1,290,000	1,555,779
County of Randolph Refunding Revenue Bonds Series 2013C
10/01/26	5.000%	1,500,000	1,878,060
County of Union Refunding Revenue Bonds Series 2012
12/01/24	5.000%	1,715,000	2,166,216
County of Wilkes
Refunding Revenue Bonds
Series 2015
06/01/27	5.000%	500,000	609,340
06/01/29	5.000%	500,000	600,910
Jacksonville Public Facilities Corp. Limited Obligation Revenue Bonds Series 2012
04/01/26	5.000%	1,075,000	1,268,382
Orange County Public Facilities Co. Revenue Bonds Series 2012
10/01/24	5.000%	1,325,000	1,616,487
Total			33,919,250
LOCAL GENERAL OBLIGATION 3.7%
County of Henderson Revenue Bonds Series 2015
10/01/30	5.000%	500,000	615,240
County of New Hanover Unlimited General Obligation Refunding Bonds Series 2009
12/01/17	5.000%	1,170,000	1,262,641
County of Stanly Unlimited General Obligation Refunding Bonds Series 2010
02/01/18	4.000%	1,500,000	1,596,795

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
County of Wake
Unlimited General Obligation Refunding Bonds
Series 2010C
03/01/22	5.000%	$2,000,000	$2,451,180
Unrefunded Unlimited General Obligation Public Improvement Bonds
Series 2009
03/01/20	5.000%	1,565,000	1,768,653
Total			7,694,509
MULTI-FAMILY 0.6%
North Carolina Capital Facilities Finance Agency Refunding Revenue Bonds North Carolina A&T University Foundation Project Series 2015A
06/01/28	5.000%	1,000,000	1,163,800

MUNICIPAL POWER 1.6%
City of Fayetteville Public Works Commission Revenue Bonds Series 2014
03/01/27	4.000%	1,250,000	1,432,175
Greenville Utilities Commission Revenue Bonds Series 2008A (AGM)
11/01/18	5.000%	1,040,000	1,152,362
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (b)
10/01/24	5.000%	520,000	627,978
Total			3,212,515
PORTS 1.1%
North Carolina State Ports Authority Revenue Bonds Senior Lien Series 2010B
02/01/25	5.000%	2,000,000	2,243,300

REFUNDED / ESCROWED 21.3%
Albemarle Hospital Authority
Prerefunded 10/01/17 Revenue Bonds
Series 2007
10/01/21	5.250%	2,000,000	2,150,640
10/01/27	5.250%	1,000,000	1,075,320
County of Brunswick
Prerefunded 04/01/18 Revenue Bonds
Series 2008A
04/01/20	5.000%	1,915,000	2,090,682
04/01/22	5.000%	1,390,000	1,517,519

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
County of Cabarrus Prerefunded 06/01/18 Certificates of Participation Installment Financing Contract Series 2008C
06/01/22	5.000%	$1,545,000	$1,697,631
County of Craven
Prerefunded 06/01/17 Certificate of Participation
Series 2007 (NPFGC)
06/01/18	5.000%	2,825,000	2,993,935
06/01/19	5.000%	1,825,000	1,934,135
County of Mecklenburg Prerefunded 02/01/19 Certificate of Participation Series 2009A
02/01/23	5.000%	1,000,000	1,124,000
County of Wake
Prerefunded 03/01/19 Unlimited General Obligation Public Improvement Bonds
Series 2009
03/01/20	5.000%	935,000	1,053,969
Revenue Bonds
Series 1993 Escrowed to Maturity (NPFGC)
10/01/26	5.125%	3,065,000	3,616,761
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/18 Revenue Bonds
Series 2008A (AGM)
01/01/19	5.250%	1,500,000	1,628,865
Prerefunded 01/01/19 Revenue Bonds
Series 2009B
01/01/26	5.000%	2,250,000	2,521,710
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/26	6.000%	1,000,000	1,275,570
Refunding Revenue Bonds
Series 1993B Escrowed to Maturity (NPFGC)
01/01/22	6.000%	1,000,000	1,274,910
Series 1993B Escrowed to Maturity (NPFGC/IBC)
01/01/22	6.000%	3,000,000	3,700,470
North Carolina Infrastructure Finance Corp. Prerefunded 05/01/17 Certificate of Participation Capital Improvement Series 2007A (AGM)
05/01/24	5.000%	2,570,000	2,715,231
North Carolina Medical Care Commission Prerefunded 11/01/17 Revenue Bonds Wilson Medical Center Series 2007
11/01/19	5.000%	3,385,000	3,642,158
North Carolina Municipal Power Agency No. 1
Prerefunded 01/01/18 Revenue Bonds
Series 2008A
01/01/20	5.250%	2,000,000	2,173,040
Prerefunded 01/01/19 Revenue Bonds
Series 2009A
01/01/25	5.000%	1,070,000	1,199,213

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
Puerto Rico Highways & Transportation Authority Refunding Revenue Bonds Series 2003AA Escrowed to Maturity (NPFGC) (b)
07/01/18	5.500%	$3,360,000	$3,732,893
University of North Carolina System Prerefunded 10/01/18 Revenue Bonds Series 2008A (AGM)
10/01/22	5.000%	655,000	727,672
Total			43,846,324
RETIREMENT COMMUNITIES 2.3%
North Carolina Medical Care Commission
Refunding Revenue Bonds
1st Mortgage-Givens Estates
Series 2007
07/01/16	5.000%	1,000,000	1,013,470
1st Mortgage-United Church
Series 2015A
09/01/30	4.500%	1,000,000	990,470
1st Mortgage-United Methodist
Series 2013A
10/01/33	5.000%	1,595,000	1,658,960
Pennybyrn at Maryfield
Series 2015
10/01/25	5.000%	1,000,000	1,101,420
Total			4,764,320
SPECIAL NON PROPERTY TAX 2.0%
Territory of Guam Revenue Bonds Series 2011A (b)
01/01/31	5.000%	500,000	559,925
Virgin Islands Public Finance Authority (b)
Refunding Revenue Bonds
Senior Lien
Series 2009B
10/01/25	5.000%	1,500,000	1,666,395
Revenue Bonds
Matching Fund Loan Notes-Senior Lien
Series 2010A
10/01/20	5.000%	1,560,000	1,769,570
Total			3,995,890
STATE APPROPRIATED 1.2%
State of North Carolina Refunding Revenue Bonds Series 2014B
06/01/25	5.000%	2,000,000	2,541,300

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TRANSPORTATION 0.5%
State of North Carolina Revenue Bonds Vehicle - GARVEE Series 2015
03/01/27	5.000%	$900,000	$1,091,151
WATER & SEWER 16.5%
Cape Fear Public Utility Authority Revenue Bonds Series 2008
08/01/20	5.000%	1,000,000	1,102,670
City of Charlotte Water & Sewer System
Revenue Bonds
Series 2008
07/01/23	5.000%	3,000,000	3,303,600
Series 2009B
07/01/25	5.000%	5,835,000	6,818,723
City of Concord Utilities Systems Refunding Revenue Bonds Series 2009B
12/01/19	5.000%	1,500,000	1,716,225
City of Gastonia Combined Utilities System
Refunding Revenue Bonds
Series 2009
05/01/17	4.000%	1,205,000	1,256,899
Revenue Bonds
Series 2015
05/01/29	5.000%	265,000	327,240
05/01/30	5.000%	660,000	809,424
City of Greensboro Combined Water & Sewer System
Refunding Revenue Bonds
Series 2006
06/01/17	5.250%	2,000,000	2,126,000
06/01/22	5.250%	1,200,000	1,491,792
06/01/23	5.250%	2,000,000	2,526,620
City of High Point Combined Water & Sewer System
Revenue Bonds
Series 2008 (AGM)
11/01/24	5.000%	1,000,000	1,111,900
11/01/25	5.000%	1,000,000	1,110,740
City of Raleigh Combined Enterprise System
Refunding Revenue Bonds
Series 2015B
12/01/25	5.000%	1,200,000	1,558,404
Revenue Bonds
Series 2011
03/01/27	5.000%	800,000	942,208
City of Thomasville Combined Enterprise System Refunding Revenue Bonds Series 2012
05/01/26	4.000%	860,000	947,531
City of Winston-Salem Water & Sewer System
Refunding Revenue Bonds
Series 2007A
06/01/19	5.000%	3,000,000	3,180,870

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Revenue Bonds
Series 2009
06/01/23	5.000%	$1,000,000	$1,132,370
County of Brunswick Refunding Revenue Bonds Series 2015
04/01/27	5.000%	1,500,000	1,871,100

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
County of Union Enterprise System Revenue Bonds Series 2015
06/01/29	5.000%	$500,000	$620,320
Total			33,954,636
Total Municipal Bonds (Cost: $175,993,361)			$188,952,599
Total Investments (Cost: $175,993,361) (c)			$188,952,599(d)
Other Assets & Liabilities, Net			16,873,555
Net Assets			$205,826,154

Notes to Portfolio of Investments
(a)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(b)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At January 31, 2016, the value of these securities amounted to $8,356,761 or 4.06% of net assets.

(c)

At January 31, 2016, the cost of securities for federal income tax purposes was approximately $175,993,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$12,961,000
Unrealized Depreciation	(1,000)
Net Unrealized Appreciation	$12,960,000

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	188,952,599	—	188,952,599
Total Investments	—	188,952,599	—	188,952,599

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.1%
AIRPORT 2.0%
County of Horry
Revenue Bonds
Series 2010A
07/01/18	5.000%	$1,315,000	$1,430,299
07/01/20	5.000%	1,150,000	1,316,279
Total			2,746,578
HIGHER EDUCATION 6.1%
Clemson University Revenue Bonds Athletic Facility Series 2014A
05/01/28	5.000%	1,170,000	1,449,595
Coastal Carolina University Revenue Bonds Series 2015
06/01/24	5.000%	1,500,000	1,855,155
South Carolina Jobs-Economic Development Authority Refunding Revenue Bonds Furman University Series 2015
10/01/32	5.000%	1,895,000	2,235,475
University of South Carolina
Revenue Bonds
Moore School of Business Project
Series 2012
05/01/26	5.000%	1,500,000	1,786,020
Series 2008A (AGM)
06/01/21	5.000%	1,060,000	1,158,919
Total			8,485,164
HOSPITAL 13.8%
County of Florence Refunding Revenue Bonds McLeod Regional Medical Center Project Series 2014
11/01/31	5.000%	1,500,000	1,764,795
County of Greenwood
Refunding Revenue Bonds
Self Regional Healthcare
Series 2012B
10/01/27	5.000%	1,750,000	2,003,312
10/01/31	5.000%	2,000,000	2,250,160
Greenville Health System Refunding Revenue Bonds Series 2008A
05/01/21	5.250%	2,750,000	3,007,647
Lexington County Health Services District, Inc.
Refunding Revenue Bonds
Series 2007
11/01/17	5.000%	1,230,000	1,318,585
11/01/18	5.000%	1,000,000	1,073,300
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Anmed Health Project

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Series 2010
02/01/17	5.000%	$500,000	$520,440
Palmetto Health
Series 2005A (AGM)
08/01/21	5.250%	3,000,000	3,288,360
Revenue Bonds
Bon Secours Health System, Inc.
Series 2013
11/01/20	5.000%	2,000,000	2,308,780
11/01/24	5.000%	450,000	527,544
Spartanburg Regional Health Services District Revenue Bonds Series 2008A
04/15/19	5.000%	1,225,000	1,329,983
Total			19,392,906
JOINT POWER AUTHORITY 9.0%
Easley Combined Utility System Refunding Revenue Bonds Series 2011 (AGM)
12/01/28	5.000%	1,000,000	1,101,600
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Series 2008A-3 (AGM)
01/01/17	5.000%	2,000,000	2,080,420
01/01/18	5.000%	3,050,000	3,285,917
South Carolina State Public Service Authority
Refunding Revenue Bonds
Series 2009A
01/01/28	5.000%	2,000,000	2,214,540
Series 2014B
12/01/32	5.000%	1,250,000	1,475,613
South Carolina State Public Service Authority (a)
Refunding Revenue Bonds
Series 2016A
12/01/28	5.000%	2,000,000	2,458,960
Total			12,617,050
LOCAL APPROPRIATION 20.3%
Berkeley County School District Refunding Revenue Bonds Securing Assets for Education Series 2015A
12/01/27	5.000%	1,500,000	1,806,135
Charleston Educational Excellence Finance Corp. Refunding Revenue Bonds Charleston County School Series 2013
12/01/25	5.000%	2,000,000	2,445,840
Charleston Public Facilities Corp. Revenue Bonds Series 2015A
09/01/29	5.000%	1,000,000	1,216,400
City of Florence Accomodations Fee
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
Series 2015
05/01/30	4.000%	$1,000,000	$1,108,980
05/01/35	5.000%	1,000,000	1,160,540
City of North Charleston Revenue Bonds Series 2012
06/01/29	5.000%	2,280,000	2,644,527
County of Florence Revenue Bonds Series 2015
10/01/28	5.000%	1,000,000	1,183,860
Dorchester County School District No. 2 Refunding Revenue Bonds Growth Installment Purchase Series 2013
12/01/27	5.000%	1,000,000	1,191,370
Fort Mill School Facilities Corp. Refunding Revenue Bonds Fort Mills School District #4 Series 2015
12/01/28	5.000%	1,000,000	1,200,960
Kershaw County School District Refunding Revenue Bonds Series 2015
12/01/25	5.000%	1,000,000	1,218,450
Lexington One School Facilities Corp. Refunding Revenue Bonds Lexington County School District Series 2015
12/01/26	5.000%	835,000	1,004,964
Lexington School District No. 2 Educational Facilities Corp. Refunding Revenue Bonds Series 2015B
12/01/26	5.000%	1,815,000	2,198,618
Newberry Investing in Children’s Education Refunding Revenue Bonds Newberry County School District Series 2014
12/01/29	5.000%	1,500,000	1,785,645
SCAGO Educational Facilities Corp for Calhoun School District Refunding Revenue Bonds Series 2015 (BAM)
12/01/26	5.000%	520,000	639,673
SCAGO Educational Facilities Corp. for Cherokee School District No. 1 Refunding Revenue Bonds Series 2015
12/01/28	5.000%	1,830,000	2,186,008

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
SCAGO Educational Facilities Corp. for Colleton School District Refunding Revenue Bonds Series 2015
12/01/27	5.000%	$1,295,000	$1,544,663
SCAGO Educational Facilities Corp. for Pickens School District Refunding Revenue Bonds Series 2015
12/01/30	5.000%	1,275,000	1,513,374
Sumter Two School Facilities, Inc. Refunding Revenue Bonds Sumter County School District No. 2 Series 2007
12/01/17	5.000%	1,000,000	1,074,840
Town of Hilton Head Island
Revenue Bonds
Series 2011A
06/01/23	5.000%	555,000	663,269
06/01/24	5.000%	580,000	687,399
Total			28,475,515
LOCAL GENERAL OBLIGATION 1.8%
Beaufort County School District Unlimited General Obligation Bonds Series 2014B
03/01/23	5.000%	1,190,000	1,476,076
South Carolina Jobs-Economic Development Authority Refunding Revenue Bonds Series 2015
04/01/34	5.000%	940,000	1,102,902
Total			2,578,978
MUNICIPAL POWER 1.6%
City of Rock Hill Combined Utility System Refunding Revenue Bonds Series 2012A (AGM)
01/01/23	5.000%	1,560,000	1,853,685
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (b)
10/01/24	5.000%	315,000	380,410
Total			2,234,095
PORTS 0.8%
South Carolina Ports Authority Revenue Bonds Series 2010
07/01/23	5.250%	1,000,000	1,168,040

PREP SCHOOL 1.1%
South Carolina Jobs-Economic Development Authority
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PREP SCHOOL (CONTINUED)
York Preparatory Academy Project
Series 2014A
11/01/33	7.000%	$500,000	$552,970
South Carolina Jobs-Economic Development Authority (c)
Revenue Bonds
Series 2015A
08/15/35	5.125%	1,000,000	1,016,620
Total			1,569,590
REFUNDED / ESCROWED 8.3%
Berkeley County School District Prerefunded 12/01/16 Revenue Bonds Securing Assets for Education Series 2006
12/01/22	5.000%	2,545,000	2,641,557
County of Charleston Prerefunded 08/01/19 Unlimited General Obligation Bonds Improvement Series 2009A
08/01/23	5.000%	2,000,000	2,284,320
SCAGO Educational Facilities Corp. for Pickens School District Prerefunded 12/01/16 Revenue Bonds Pickens County Project Series 2006 (AGM)
12/01/23	5.000%	3,000,000	3,112,650
South Carolina Jobs-Economic Development Authority Prerefunded 09/15/18 Revenue Bonds Kershaw County Medical Center Project Series 2008
09/15/25	5.500%	1,925,000	2,158,984
South Carolina State Public Service Authority Prerefunded 01/01/19 Revenue Bonds Series 2009B
01/01/24	5.000%	1,250,000	1,400,950
Total			11,598,461
RESOURCE RECOVERY 2.0%
Three Rivers Solid Waste Authority (d)
Revenue Bonds
Capital Appreciation-Landfill Gas Project
Series 2007
10/01/24	0.000%	1,835,000	1,426,180
10/01/25	0.000%	1,835,000	1,362,745
Total			2,788,925
RETIREMENT COMMUNITIES 2.9%
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
1st Mortgage-Episcopal Church
Series 2007
04/01/16	5.000%	600,000	603,300
1st Mortgage-Lutheran Homes
Series 2007

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES (CONTINUED)
05/01/16	5.000%	$1,245,000	$1,254,487
05/01/21	5.375%	1,650,000	1,694,962
1st Mortgage-Wesley Commons
Series 2006
10/01/36	5.300%	500,000	501,430
Total			4,054,179
SINGLE FAMILY 0.3%
South Carolina State Housing Finance & Development Authority Revenue Bonds Series 2010-1 (GNMA)
01/01/28	5.000%	385,000	401,717
SPECIAL NON PROPERTY TAX 5.1%
City of Columbia Revenue Bonds Series 2014
02/01/33	5.000%	1,195,000	1,394,493
City of Greenville Hospitality Tax Improvement Refunding Revenue Bonds Series 2011 (AGM)
04/01/21	5.000%	1,290,000	1,511,416
City of Myrtle Beach Revenue Bonds Hospitality Fee Series 2014B
06/01/30	5.000%	560,000	655,844
City of Rock Hill Revenue Bonds Hospitality Fee Pledge Series 2013
04/01/23	5.000%	695,000	841,158
Greenville County Public Facilities Corp. Refunding Certificate of Participation Series 2014
04/01/26	5.000%	890,000	1,071,765
Territory of Guam Revenue Bonds Series 2011A (b)
01/01/31	5.000%	400,000	447,940
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan Notes-Senior Lien Series 2010A (b)
10/01/25	5.000%	1,060,000	1,183,077
Total			7,105,693
STATE GENERAL OBLIGATION 0.9%
State of South Carolina Unlimited General Obligation Bonds Series 2014B
04/01/25	5.000%	1,000,000	1,257,310

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STUDENT LOAN 1.3%
South Carolina State Education Assistance Authority Revenue Bonds Student Loan Series 2009I
10/01/24	5.000%	$1,715,000	$1,860,398

TRANSPORTATION 5.9%
South Carolina Transportation Infrastructure Bank
Refunding Revenue Bonds
Infrastructure Bank
Series 2015A
10/01/24	5.000%	2,000,000	2,498,480
Series 2005A (AMBAC)
10/01/20	5.250%	4,880,000	5,777,725
Total			8,276,205
WATER & SEWER 13.9%
Anderson Regional Joint Water System Refunding Revenue Bonds Series 2012
07/15/28	5.000%	2,000,000	2,332,640
Beaufort-Jasper Water & Sewer Authority
Improvement Refunding Revenue Bonds
Series 2006 (AGM)
03/01/23	5.000%	1,500,000	1,588,635
03/01/25	4.750%	3,000,000	3,165,180
Beaufort-Jasper Water & Sewer Authority (a)
Refunding Revenue Bonds
Series 2016B
03/01/24	5.000%	1,000,000	1,174,100
City of Charleston Waterworks & Sewer System Refunding Revenue Bonds Series 2009A
01/01/21	5.000%	2,500,000	2,786,500

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
City of Columbia Waterworks & Sewer System Refunding Revenue Bonds Series 2011A
02/01/27	5.000%	$1,000,000	$1,166,280
City of Sumter Waterworks & Sewer System Refunding Revenue Bonds Series 2015
12/01/27	4.000%	400,000	458,548
County of Berkeley Water & Sewer Refunding Revenue Bonds Series 2008A (AGM)
06/01/21	5.000%	1,000,000	1,094,680
Georgetown County Water & Sewer District Refunding Revenue Bonds Series 2015
06/01/27	4.000%	450,000	507,136
Renewable Water Resources
Refunding Revenue Bonds
Series 2005B (AGM)
03/01/19	5.250%	1,000,000	1,129,180
Series 2010A
01/01/20	5.000%	1,500,000	1,720,215
Series 2012
01/01/24	5.000%	1,000,000	1,208,330
Spartanburg Sanitation Sewer District Refunding Revenue Bonds Series 2014B
03/01/34	5.000%	1,000,000	1,176,320
Total			19,507,744
Total Municipal Bonds (Cost: $127,739,569)			$136,118,548
Total Investments
(Cost: $127,739,569) (e)			$136,118,548(f)
Other Assets & Liabilities, Net			4,038,804
Net Assets			$140,157,352

Notes to Portfolio of Investments
(a)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(b)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2016, the value of these securities amounted to $2,011,427 or 1.44% of net assets.

(c)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2016, the value of these securities amounted to $1,016,620 or 0.73% of net assets.

(d)	Zero coupon bond.
(e)

At January 31, 2016, the cost of securities for federal income tax purposes was approximately $127,740,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$8,379,000
Unrealized Depreciation	—
Net Unrealized Appreciation	$8,379,000

(f) Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
GNMA	Government National Mortgage Association

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	136,118,548	—	136,118,548
Total Investments	—	136,118,548	—	136,118,548

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia AMT-Free Virginia Intermediate Muni Bond Fund

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.3%
AIRPORT 6.3%
Metropolitan Washington Airports Authority
Refunding Revenue Bonds
Series 2010F-1
10/01/21	5.000%	$1,000,000	$1,200,910
Revenue Bonds
Series 2009B
10/01/21	5.000%	3,000,000	3,415,800
Series 2009C
10/01/23	5.000%	3,000,000	3,312,090
Series 2010A
10/01/23	5.000%	2,475,000	2,895,205
10/01/27	5.000%	1,515,000	1,751,507
Norfolk Airport Authority Refunding Revenue Bonds Series 2011 (AGM)
07/01/24	5.000%	1,000,000	1,159,560
Total			13,735,072
HIGHER EDUCATION 8.6%
Amherst Industrial Development Authority Refunding Revenue Bonds Educational Facilities Sweet Briar Institute Series 2006
09/01/26	5.000%	1,000,000	954,040
Lexington Industrial Development Authority Revenue Bonds VMI Development Board, Inc. Project Series 2006A
12/01/20	5.000%	1,400,000	1,662,766
Virginia College Building Authority
Refunding Revenue Bonds
University of Richmond Project
Series 2011A
03/01/22	5.000%	1,245,000	1,491,722
Series 2011B
03/01/21	5.000%	2,250,000	2,682,337
Revenue Bonds
Liberty University Projects
Series 2010
03/01/19	5.000%	1,000,000	1,125,830
03/01/22	5.000%	1,455,000	1,672,770
03/01/23	5.000%	2,000,000	2,296,180
Washington & Lee University Project
Series 1998 (NPFGC)
01/01/26	5.250%	3,115,000	3,864,095
Virginia Polytechnic Institute & State University Revenue Bonds General Dorm and Dining Hall Series 2015A
06/01/27	4.000%	2,650,000	3,049,037
Total			18,798,777

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL 10.4%
Augusta County Economic Development Authority Refunding Revenue Bonds Augusta Health Care, Inc. Series 2003
09/01/19	5.250%	$905,000	$1,031,184
Fairfax County Industrial Development Authority
Refunding Revenue Bonds
Inova Health System Project
Series 1993
08/15/19	5.250%	1,000,000	1,080,880
Series 1993I (NPFGC)
08/15/19	5.250%	1,000,000	1,067,270
Revenue Bonds
Inova Health System
Series 2009C
05/15/25	5.000%	1,000,000	1,123,890
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
MediCorp Health Systems Obligation
Series 2007
06/15/18	5.250%	1,000,000	1,073,710
06/15/20	5.250%	4,000,000	4,480,560
Norfolk Economic Development Authority Refunding Revenue Bonds Sentara Healthcare Series 2012B
11/01/27	5.000%	1,735,000	2,031,407
Roanoke Economic Development Authority
Refunding Revenue Bonds
Carilion Clinic Obligation Group
Series 2010
07/01/25	5.000%	3,500,000	3,970,820
Revenue Bonds
Carilion Clinic Obligation Group
Series 2012
07/01/22	5.000%	2,000,000	2,404,000
07/01/23	5.000%	1,000,000	1,179,630
Virginia Small Business Financing Authority Revenue Bonds Wellmont Health System Project Series 2007A
09/01/22	5.125%	710,000	749,597
Winchester Economic Development Authority
Refunding Revenue Bonds
Valley Health System Obligation Group
Series 2015
01/01/32	5.000%	1,250,000	1,473,725
Revenue Bonds
Valley Health System Obligation Group
Series 2007
01/01/26	5.000%	1,075,000	1,114,668
Total			22,781,341

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INVESTOR OWNED 1.0%
Chesterfield County Economic Development Authority Refunding Revenue Bonds Virginia Electric & Power Co. Series 2009A
05/01/23	5.000%	$2,000,000	$2,254,120
LOCAL APPROPRIATION 5.2%
Appomattox County Economic Development Authority Refunding Revenue Bonds Series 2010
05/01/22	5.000%	1,490,000	1,674,060
Fairfax County Economic Development Authority Revenue Bonds Six Public Facilities Projects Series 2010
04/01/24	4.000%	1,340,000	1,433,478
Henrico County Economic Development Authority Refunding Revenue Bonds Series 2009B
08/01/21	4.500%	1,770,000	1,984,612
Loudoun County Economic Development Authority
Revenue Bonds
Loudoun County Roads & Public Facilities Project
Series 2015
12/01/25	5.000%	3,000,000	3,829,860
Series 2015
12/01/28	5.000%	1,035,000	1,265,205
Prince William County Industrial Development Authority Refunding Revenue Bonds ATCC Project Series 2005
02/01/17	5.250%	1,115,000	1,167,595
Total			11,354,810
LOCAL GENERAL OBLIGATION 12.5%
City of Hampton Limited General Obligation Refunding & Public Improvement Bonds Series 2010A
01/15/19	4.000%	2,000,000	2,184,200
City of Lynchburg
Unlimited General Obligation Public Improvement Bonds
Series 2009A
08/01/20	5.000%	525,000	599,161
08/01/21	5.000%	530,000	602,101
City of Manassas Park Unlimited General Obligation Refunding Bonds Series 2008 (AGM)
01/01/22	5.000%	1,205,000	1,297,255
City of Newport News
Unlimited General Obligation Refunding & Improvement Bonds
Water
Series 2007B
07/01/20	5.250%	2,000,000	2,370,600

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Unlimited General Obligation Refunding Bonds
Series 2006B
02/01/18	5.250%	$3,030,000	$3,302,155
City of Portsmouth Unlimited General Obligation Refunding Bonds Public Utilities Series 2012A
07/15/21	5.000%	3,000,000	3,615,900
City of Richmond
Unlimited General Obligation Bonds
Public Improvement
Series 2015B
03/01/28	4.000%	2,000,000	2,289,780
Unlimited General Obligation Public Improvement Bonds
Series 2010D
07/15/22	5.000%	575,000	674,256
07/15/24	5.000%	1,000,000	1,169,990
City of Suffolk Unlimited General Obligation Refunding Bonds Series 2014
02/01/29	4.000%	2,000,000	2,257,700
County of Fairfax Unlimited General Obligation Refunding Bonds Public Improvement Series 2016A (a)
10/01/26	4.000%	2,000,000	2,375,680
County of Smyth Unlimited General Obligation Bonds Public Improvement Series 2011A
11/01/31	5.000%	4,000,000	4,555,840
Total			27,294,618
OTHER BOND ISSUE 0.7%
Virginia Beach Development Authority Revenue Bonds Series 2010C
08/01/23	5.000%	1,380,000	1,602,691
OTHER REVENUE 1.0%
Rappahannock Regional Jail Authority Refunding Revenue Bonds Series 2015
10/01/30	5.000%	1,725,000	2,107,105
POOL / BOND BANK 12.1%
Virginia Public School Authority Refunding Revenue Bonds School Financing Series 2009C
08/01/25	4.000%	2,560,000	2,805,862
Virginia Resources Authority
Refunding Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
POOL / BOND BANK (CONTINUED)
Revolving Fund
Series 2011A
08/01/24	5.000%	$1,395,000	$1,646,365
Series 2015
10/01/27	5.000%	1,500,000	1,903,350
State Revolving Fund
Subordinated Series 2005
10/01/19	5.500%	4,000,000	4,665,480
10/01/20	5.500%	3,500,000	4,219,775
10/01/21	5.500%	6,475,000	8,037,288
Unrefunded Revenue Bonds
Series 2009B
11/01/18	4.000%	2,000,000	2,173,280
St. Moral
Series 2009B
11/01/18	4.000%	965,000	1,047,324
Total			26,498,724
REFUNDED / ESCROWED 12.2%
City of Newport News Prerefunded 07/01/20 Unlimited General Obligation Improvement Bonds Series 2011A
07/01/23	5.000%	1,380,000	1,620,161
County of Fairfax Prerefunded 04/01/21 Unlimited General Obligation Refunding Bonds Public Improvement Series 2011A
04/01/24	4.000%	2,000,000	2,290,840
County of Henrico Prerefunded 12/01/18 Unlimited General Obligation Public Improvement Bonds Series 2008A
12/01/21	5.000%	1,000,000	1,117,640
County of Pittsylvania Prerefunded 02/01/19 Unlimited General Obligation Bonds Series 2008B
02/01/23	5.500%	1,030,000	1,172,985
County of Spotsylvania Water & Sewer Prerefunded 06/01/17 Revenue Bonds Series 2007 (AGM)
06/01/19	5.000%	1,030,000	1,091,048
Hampton Roads Sanitation District
Prerefunded 04/01/18 Revenue Bonds
Series 2008
04/01/22	5.000%	1,000,000	1,091,740
04/01/24	5.000%	3,000,000	3,275,220
Prerefunded 11/01/19 Revenue Bonds
Series 2011
11/01/24	5.000%	1,750,000	2,014,565
11/01/25	5.000%	1,380,000	1,588,628

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
James City County Economic Development Authority Prerefunded 06/15/17 Revenue Bonds Public Facilities Projects Series 2006 (AGM)
06/15/23	5.000%	$2,000,000	$2,121,720
Montgomery County Industrial Development Authority Prerefunded 02/01/18 Revenue Bonds Public Projects Series 2008
02/01/29	5.000%	1,000,000	1,085,240
New Kent County Economic Development Authority Prerefunded 02/01/17 Revenue Bonds School & Governmental Projects Series 2006 (AGM)
02/01/21	5.000%	2,075,000	2,168,354
Richmond Metropolitan Transportation Authority (The) Refunding Revenue Bonds Series 1998 Escrowed to Maturity (NPFGC)
07/15/17	5.250%	285,000	297,110
Virginia Resources Authority
Prerefunded 10/01/18 Revenue Bonds
State Revolving Fund
Subordinated Series 2008
10/01/29	5.000%	5,000,000	5,556,850
Revenue Bonds
Series 2009B Escrowed to Maturity
11/01/18	4.000%	130,000	141,313
St. Moral
Series 2009B Escrowed to Maturity
11/01/18	4.000%	35,000	38,046
Total			26,671,460
RETIREMENT COMMUNITIES 4.3%
Albermarle County Economic Development Authority Revenue Bonds Westminster-Canterbury of the Blue Ridge Series 2012
01/01/32	4.625%	2,000,000	2,056,600
Fairfax County Economic Development Authority
Refunding Revenue Bonds
Retirement-Greenspring Village, Inc.
Series 2006A
10/01/26	4.750%	2,000,000	2,026,260
Revenue Bonds
Goodwin House, Inc.
Series 2007
10/01/22	5.000%	2,500,000	2,635,600
Hanover County Economic Development Authority Revenue Bonds Covenant Woods Series 2012A
07/01/22	4.000%	1,320,000	1,361,474

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES (CONTINUED)
Henrico County Economic Development Authority Refunding Revenue Bonds Westminster-Canterbury Corp. Series 2015
10/01/35	4.000%	$1,320,000	$1,343,602
Total			9,423,536
SALES TAX 1.1%
Northern Virginia Transportation Authority Revenue Bonds Series 2014
06/01/32	5.000%	2,000,000	2,397,500
SPECIAL NON PROPERTY TAX 7.2%
Greater Richmond Convention Center Authority
Refunding Revenue Bonds
Series 2015
06/15/29	5.000%	1,350,000	1,637,064
06/15/30	5.000%	1,540,000	1,856,516
Riverside Regional Jail Authority Refunding Revenue Bonds Series 2015
07/01/28	5.000%	2,685,000	3,290,843
Shops at White Oak Village Community Development Authority (The) Special Assessment Bonds Series 2007
03/01/17	5.300%	888,000	913,477
Territory of Guam Revenue Bonds Series 2011A (b)
01/01/31	5.000%	850,000	951,873
Virgin Islands Public Finance Authority (b)
Revenue Bonds
Matching Fund Loan Notes-Senior Lien
Series 2010A
10/01/25	5.000%	2,450,000	2,734,470
Series 2012A
10/01/32	5.000%	2,210,000	2,382,446
Western Regional Jail Authority Refunding Revenue Bonds Series 2015
12/01/27	5.000%	1,500,000	1,861,200
Total			15,627,889
SPECIAL PROPERTY TAX 5.7%
Dulles Town Center Community Development Authority Refunding Special Assessment Bonds Dulles Town Center Project Series 2012
03/01/23	4.000%	1,000,000	1,029,390
Fairfax County Economic Development Authority
Special Tax Bonds
Silver Line Phase I Project

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX (CONTINUED)
Series 2011
04/01/19	5.000%	$3,000,000	$3,368,250
04/01/26	5.000%	4,185,000	4,790,235
Marquis Community Development Authority of York County (c)(d)
Tax Allocation Bonds
Series 2007C
09/01/41	0.000%	3,164,000	421,350
Marquis Community Development Authority of York County (c)(d)(e)
Revenue Bonds
Convertible
Series 2015
09/01/45	0.000%	644,000	419,321
Marquis Community Development Authority of York County (d)
Tax Allocation Bonds
Series 2007B
09/01/41	5.625%	2,084,000	1,683,247
Virginia Gateway Community Development Authority Refunding Special Assessment Bonds Series 2012
03/01/25	5.000%	690,000	728,847
Total			12,440,640
TRANSPORTATION 1.7%
Virginia Commonwealth Transportation Board Revenue Bonds Capital Projects Series 2012
05/15/29	5.000%	3,000,000	3,575,220
TURNPIKE / BRIDGE / TOLL ROAD 5.2%
Chesapeake Bay Bridge & Tunnel District Refunding Revenue Bonds General Resolution Series 1998 (NPFGC)
07/01/25	5.500%	4,000,000	4,864,960
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Senior Series 2012A
07/15/23	5.000%	1,025,000	1,201,710
07/15/27	5.000%	1,000,000	1,139,240
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds Capital Appreciation-2nd Senior Lien Series 2009B (AGM) (c)
10/01/23	0.000%	5,000,000	4,042,500
Richmond Metropolitan Transportation Authority (The) Refunding Revenue Bonds Series 1998 (NPFGC)
07/15/17	5.250%	155,000	159,966
Total			11,408,376

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER 3.1%
City of Newport News Water Revenue Bonds Series 2007 (AGM)
06/01/19	5.000%	$1,035,000	$1,095,806
City of Norfolk Water Refunding Revenue Bonds Series 2012
11/01/19	5.000%	1,000,000	1,148,380
City of Richmond Revenue Bonds Series 2007 (AGM)
01/15/21	4.500%	1,000,000	1,037,550

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Fairfax County Water Authority Refunding Revenue Bonds Subordinated Series 2005B
04/01/19	5.250%	$1,835,000	$2,089,331
Upper Occoquan Sewage Authority Revenue Bonds Series 1995A (NPFGC)
07/01/20	5.150%	1,295,000	1,422,648
Total			6,793,715
Total Municipal Bonds (Cost: $199,346,534)			$214,765,594
Total Investments
(Cost: $199,346,534) (f)			$214,765,594(g)
Other Assets & Liabilities, Net			3,812,426
Net Assets			$218,578,020

Notes to Portfolio of Investments
(a)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(b)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2016, the value of these securities amounted to $6,068,789 or 2.78% of net assets.

(c)	Zero coupon bond.
(d)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at January 31, 2016 was $2,523,918, which represents 1.15% of net assets. Information concerning such security holdings at January 31, 2016 is as follows:

Security Description	Acquisition Dates	Cost ($)
Marquis Community Development Authority of York County
Tax Allocation Bonds, Series 2007 B
09/01/41 5.625%	11-30-2007	2,084,000
Marquis Community Development Authority of York County
Tax Allocation bonds, Series 2007 C
09/01/41 0.000%	11-30-2007	915,225
Marquis Community Development Authority of York County
Revenue bonds, Convertible, Series 2015
09/01/45 0.000%	10-27-2015	426,854

(e)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At January 31, 2016, the value of these securities amounted to $419,321 or 0.19% of net assets.

(f)

At January 31, 2016, the cost of securities for federal income tax purposes was approximately $199,347,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$16,369,000
Unrealized Depreciation	(950,000)
Net Unrealized Appreciation	$15,419,000

(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	214,765,594	—	214,765,594
Total Investments	—	214,765,594	—	214,765,594

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Short Term Municipal Bond Fund

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 74.1%
ALABAMA 0.7%
Alabama 21st Century Authority Revenue Bonds Series 2012A
06/01/18	5.000%	$1,250,000	$1,361,125
Alabama Federal Aid Highway Finance Authority Revenue Bonds Grant Anticipation - GARVEE Series 2012
09/01/20	5.000%	2,210,000	2,590,297
Alabama Public School & College Authority Refunding Revenue Bonds Pool Series 2012A
03/01/18	5.000%	7,510,000	8,170,354
Total			12,121,776
ALASKA 0.5%
Alaska Railroad Corp. Refunding Revenue Bonds Sections 5307 & 5337 Series 2015
08/01/18	5.000%	4,500,000	4,909,320
Municipality of Anchorage Unlimited General Obligation Refunding Bonds General Purpose Series 2014B
09/01/19	5.000%	3,645,000	4,166,454
Total			9,075,774
ARIZONA 1.4%
Arizona Health Facilities Authority
Refunding Revenue Bonds
Banner Health
Series 2015A
01/01/20	5.000%	2,000,000	2,295,280
01/01/21	5.000%	2,435,000	2,861,929
Arizona School Facilities Board Certificate of Participation Series 2008
09/01/18	5.750%	5,935,000	6,662,809
Arizona Transportation Board Refunding Revenue Bonds Series 2014
07/01/19	5.000%	4,250,000	4,837,435
City of Glendale Limited General Obligation Refunding Bonds Series 2015 (AGM)
07/01/19	4.000%	1,350,000	1,469,718
County of Maricopa Certificate of Participation Series 2015
07/01/18	5.000%	3,645,000	3,995,795

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ARIZONA (CONTINUED)
County of Pima Sewer System
Revenue Bonds
Series 2012A
07/01/16	3.000%	$450,000	$455,256
07/01/16	4.000%	500,000	507,950
Maricopa County Industrial Development Authority Revenue Bonds Dignity Health Series 2007A
07/01/18	5.000%	1,845,000	1,948,947
State of Arizona Refunding Certificate of Participation Department of Administration Series 2013B
10/01/16	5.000%	175,000	180,318
Total			25,215,437
ARKANSAS 0.7%
Arkansas Development Finance Authority
Refunding Revenue Bonds
Baptist Health
Series 2015A
12/01/17	4.000%	1,530,000	1,618,541
12/01/18	5.000%	2,640,000	2,924,064
12/01/19	5.000%	8,095,000	9,201,991
Total			13,744,596
CALIFORNIA 3.0%
Brea Redevelopment Agency
Refunding Tax Allocation Bonds
Redevelopment Project
Series 2013
08/01/17	5.000%	950,000	1,012,177
08/01/18	5.000%	995,000	1,095,366
California State Public Works Board
Refunding Revenue Bonds
Series 2014G
01/01/19	5.000%	13,500,000	15,109,335
Revenue Bonds
Various Capital Projects
Series 2013I
11/01/17	5.000%	750,000	807,300
City of San Jose Airport Revenue Bonds Series 2007A (AMBAC) AMT (a)
03/01/17	5.000%	5,415,000	5,663,711
Glendale Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Central Glendale Redevelopment
Subordinated Series 2013 (AGM)
12/01/16	4.000%	1,000,000	1,030,170
12/01/17	4.000%	1,235,000	1,308,149

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Oakland Redevelopment Successor Agency Refunding Tax Allocation Bonds Subordinated Series 2013
09/01/16	5.000%	$3,300,000	$3,388,110
Sacramento City Financing Authority Refunding Revenue Bonds EPA Building Series 2013A
05/01/16	4.000%	750,000	757,275
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2013
02/01/18	5.000%	10,000,000	10,861,500
02/01/19	5.000%	6,650,000	7,473,536
Series 2014
10/01/18	5.000%	5,000,000	5,562,500
Unlimited General Obligation Refunding Bonds
Veterans Bond
Series 2015
12/01/18	1.050%	1,190,000	1,192,380
Total			55,261,509
COLORADO 0.6%
Colorado Health Facilities Authority
Refunding Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2015
06/01/17	3.000%	300,000	307,578
06/01/18	3.000%	550,000	570,691
06/01/19	4.000%	900,000	968,571
E-470 Public Highway Authority
Refunding Revenue Bonds
Series 2015A
09/01/19	5.000%	1,000,000	1,132,690
E-470 Public Highway Authority (b)
Revenue Bonds
Capital Appreciation
Senior Series 1997B (NPFGC)
09/01/16	0.000%	4,460,000	4,435,425
Regional Transportation District Refunding Certificate of Participation Series 2013A
06/01/16	5.000%	3,045,000	3,092,411
Total			10,507,366
CONNECTICUT 1.9%
City of Bridgeport Unlimited General Obligation Refunding Bonds Series 2012B
08/15/17	5.000%	5,000,000	5,322,500
City of New Britain
Unlimited General Obligation Refunding Bonds
Series 2016A (BAM)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CONNECTICUT (CONTINUED)
03/01/20	5.000%	$1,000,000	$1,144,860
03/01/21	5.000%	1,500,000	1,755,780
Connecticut Housing Finance Authority Refunding Revenue Bonds Series 2014
11/15/44	4.000%	4,330,000	4,597,984
State of Connecticut
Unlimited General Obligation Refunding Bonds
Series 2014C
12/15/18	5.000%	5,200,000	5,804,812
Series 2014H
11/15/19	5.000%	13,500,000	15,453,990
Total			34,079,926
FLORIDA 3.0%
Citizens Property Insurance Corp.
Revenue Bonds
Senior Secured
Series 2012A-1
06/01/17	5.000%	15,000,000	15,865,200
Series 2015A-1
06/01/18	5.000%	1,000,000	1,070,440
06/01/20	5.000%	3,925,000	4,469,005
City of Jacksonville Refunding Revenue Bonds Better Jacksonville Series 2012
10/01/17	5.000%	2,000,000	2,142,000
City of Tampa Revenue Bonds Baycare Health Systems Series 2010
11/15/16	5.000%	2,000,000	2,072,080
County of Broward Airport System (a)
Refunding Revenue Bonds
Series 2015C AMT
10/01/19	5.000%	3,000,000	3,392,100
10/01/20	5.000%	1,885,000	2,181,567
County of Miami-Dade Aviation Refunding Revenue Bonds Series 2014 AMT (a)
10/01/20	5.000%	2,000,000	2,322,520
Florida Housing Finance Corp. Revenue Bonds Homeowner Mortgage Special Program Series 2010A (GNMA/FNMA/FHLMC)
07/01/28	5.000%	1,305,000	1,361,833
Florida Municipal Loan Council Revenue Bonds 9B Design-Build-Finance Project Series 2012
08/15/16	1.750%	3,715,000	3,725,699

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Hillsborough County Aviation Authority Refunding Revenue Bonds Tampa International Subordinated Series 2013A AMT (a)
10/01/19	5.000%	$2,000,000	$2,268,700
Pasco County School Board Revenue Bonds Series 2013
10/01/18	5.000%	1,000,000	1,104,780
School Board of Miami-Dade County (The)
Refunding Bonds Certificate of Participation
Series 2015D
02/01/20	5.000%	2,250,000	2,564,505
Refunding Certificate of Participation
Series 2015A
05/01/19	5.000%	2,000,000	2,249,880
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation Bonds Series 2014A-2 (c)
03/01/16	4.000%	2,000,000	2,005,309
St. Johns County School Board
Refunding Certificate of Participation
Series 2015
07/01/19	5.000%	1,000,000	1,130,620
07/01/20	5.000%	2,000,000	2,319,340
St. Johns River Power Park Refunding Revenue Bonds Issue 2 Series 2011-23
10/01/17	5.000%	3,000,000	3,216,660
Total			55,462,238
GEORGIA 1.2%
Burke County Development Authority
Refunding Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2015
10/01/32	2.350%	7,700,000	7,901,663
Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2012
11/01/48	1.550%	5,000,000	5,017,150
City of Atlanta Department of Aviation Refunding Revenue Bonds General Series 2011A
01/01/19	5.000%	4,000,000	4,469,440

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
GEORGIA (CONTINUED)
Monroe County Development Authority Revenue Bonds Georgia Power Co. Plant Scherer Series 2015
10/01/48	2.350%	$4,000,000	$4,099,120
Total			21,487,373
HAWAII 0.5%
State of Hawaii Airports System Refunding Revenue Bonds Series 2010B AMT (a)
07/01/17	5.000%	5,000,000	5,302,950
State of Hawaii Unlimited General Obligation Bonds Series 2014EO
08/01/19	5.000%	3,000,000	3,418,290
Total			8,721,240
ILLINOIS 15.2%
Chicago Midway International Airport Refunding Revenue Bonds 2nd Lien Series 2004B (AMBAC)
01/01/18	5.000%	5,120,000	5,139,763
Chicago O’Hare International Airport
Refunding Revenue Bonds
Series 2015B
01/01/20	5.000%	3,000,000	3,425,550
01/01/21	5.000%	4,000,000	4,678,440
Revenue Bonds
General 3rd Lien
Series 2011B
01/01/17	5.000%	2,500,000	2,600,300
Series 2008B (AGM)
01/01/18	5.000%	10,000,000	10,415,400
Chicago O’Hare International Airport (a)
Refunding Revenue Bonds
General 2nd Lien
Series 2012A AMT
01/01/17	5.000%	13,600,000	14,143,048
01/01/18	5.000%	11,340,000	12,163,057
Passenger Facility Charge
Series 2012 AMT
01/01/17	5.000%	13,125,000	13,649,081
Revenue Bonds
General Purpose Senior Lien
Seires 2013C AMT
01/01/21	5.000%	2,035,000	2,351,829
Chicago Park District
Limited General Obligation Refunding Bonds
Series 2015B
01/01/17	4.000%	1,000,000	1,024,100
01/01/18	4.000%	1,250,000	1,305,588
01/01/19	4.000%	1,750,000	1,859,620

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Series 2015C
01/01/18	4.000%	$1,500,000	$1,566,705
01/01/19	4.000%	1,805,000	1,918,065
Unlimited General Obligation Refunding Bonds
Alternative Revenue Source
Series 2015
01/01/17	4.000%	1,235,000	1,264,764
01/01/18	4.000%	1,000,000	1,044,470
Chicago Transit Authority
Refunding Revenue Bonds
Federal Transit Administration Sectioin 5307 Urbanized Area Formula Funds
Series 2015
06/01/20	5.000%	10,000,000	11,262,700
Federal Transit Administration Section 5307
Series 2015
06/01/18	5.000%	6,000,000	6,455,100
06/01/19	5.000%	5,000,000	5,511,550
Unrefunded Revenue Bonds
Federal Transit Administration
Series 2006 (AMBAC)
06/01/17	5.000%	2,875,000	2,959,410
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2001 (NPFGC)
01/01/18	5.500%	1,750,000	1,872,798
Series 2015C
01/01/19	5.000%	1,750,000	1,906,082
01/01/20	5.000%	1,000,000	1,111,410
01/01/21	5.000%	1,000,000	1,128,930
City of Chicago Waterworks Revenue Bonds 2nd Lien Project Series 2014
11/01/18	4.000%	1,000,000	1,055,630
City of Chicago
Unlimited General Obligation Bonds
Neighborhoods Alive 21 Program
Series 2015 Escrowed to Maturity
01/01/17	5.000%	245,000	254,829
Series 2007D (AMBAC)
12/01/16	5.000%	2,695,000	2,739,225
Series 2008A (BAM/TCRS)
01/01/19	5.000%	4,000,000	4,194,160
Series 2010A
12/01/16	5.000%	2,500,000	2,545,600
Series 2015A
01/01/19	5.000%	1,300,000	1,348,919
01/01/20	5.000%	2,030,000	2,123,197
Series 2015B Escrowed to Maturity
01/01/17	5.000%	750,000	780,090
Unlimited General Obligation Refunding Bonds
Project
Series 2006A (AGM)
01/01/18	4.250%	1,350,000	1,351,755
Series 1996A-2 (AMBAC)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
01/01/18	5.500%	$4,880,000	$5,061,975
Series 2003B
01/01/18	5.000%	1,500,000	1,544,535
Series 2016C
01/01/20	5.000%	1,000,000	1,044,060
01/01/21	5.000%	1,800,000	1,880,460
01/01/22	5.000%	5,000,000	5,247,750
Unrefunded Unlimited General Obligation Bonds
Neighborhoods Alive 21 Program
Series 2015
01/01/17	5.000%	305,000	310,304
Series 2015B
01/01/17	5.000%	950,000	966,521
City of Springfield Electric
Refunding Revenue Bonds
Senior Lien
Series 2015
03/01/19	5.000%	2,000,000	2,229,120
03/01/20	5.000%	2,000,000	2,281,880
Cook County Community High School District No. 228 Bremen
Limited General Obligation Bonds
Series 2014B
12/01/16	5.000%	1,250,000	1,295,063
12/01/17	5.000%	2,000,000	2,138,900
Illinois Finance Authority
Refunding Revenue Bonds
Advocate Health Care
Series 2014
08/01/19	5.000%	600,000	679,656
Revenue Bonds
Ascension Health
Series 2012E
11/15/42	5.000%	2,000,000	2,105,840
Illinois State Toll Highway Authority Refunding Revenue Bonds Series 2014A
12/01/20	5.000%	5,330,000	6,257,100
Kane Cook & DuPage Counties School District No. U-46 Elgin
Unlimited General Obligation Refunding Bonds
Series 2015C
01/01/19	5.000%	1,250,000	1,390,563
01/01/20	5.000%	1,500,000	1,715,880
Kane McHenry Cook & De Kalb Counties Unit School District No. 300
Unlimited General Obligation Refunding Bonds
Series 2015
01/01/17	5.000%	625,000	649,656
01/01/18	5.000%	750,000	806,070
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010
06/01/16	5.000%	8,280,000	8,402,213
Regional Transportation Authority
Revenue Bonds
Series 2003B (NPFGC)
06/01/19	5.500%	3,945,000	4,520,615
Series 2006A (NPFGC)
07/01/18	5.000%	4,970,000	5,066,219

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
State of Illinois Unemployment Compensation Trust Fund Revenue Bonds Series 2012B
06/15/17	5.000%	$9,000,000	$9,366,120
State of Illinois
Revenue Bonds
Build Illinois
Series 2010
06/15/19	5.000%	4,575,000	5,147,836
Series 2011
06/15/18	3.000%	4,800,000	5,011,920
Unlimited General Obligation Bonds
Series 2013CR (AGM)
04/01/21	5.000%	7,180,000	8,227,562
Series 2014
02/01/18	4.000%	2,750,000	2,864,647
04/01/18	5.000%	10,000,000	10,657,500
04/01/19	5.000%	10,000,000	10,898,200
Series 2016
01/01/20	5.000%	10,000,000	11,050,500
01/01/21	5.000%	10,000,000	11,239,700
Unlimited General Obligation Refunding Bonds
Series 2012
08/01/16	5.000%	20,000,000	20,409,200
Unrefunded Revenue Bonds
Build Illinois
Series 2009B
06/15/20	5.000%	1,415,000	1,598,851
University of Illinois Refunding Certificate of Participation Series 2014C
03/15/19	5.000%	1,555,000	1,721,665
Total			280,939,246
INDIANA 1.0%
Indiana Finance Authority
Refunding Revenue Bonds
Series 2008A-1
11/01/16	5.000%	2,665,000	2,754,597
Revenue Bonds
2nd Lien-CWA Authority, Inc.
Series 2011C
10/01/16	3.000%	10,000,000	10,161,700
Beacon Health System Obligation Group
Series 2013
08/15/16	5.000%	1,000,000	1,024,880
Indiana Finance Authority (d)
Refunding Revenue Bonds
Indiana University Health
Series 2016A
12/01/19	5.000%	1,100,000	1,259,819
12/01/20	5.000%	1,100,000	1,292,060

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INDIANA (CONTINUED)
Ivy Tech Community College Revenue Bonds Student Fee Series 2013R-1
07/01/17	5.000%	$1,000,000	$1,061,480
Total			17,554,536
IOWA 0.1%
Iowa Finance Authority Revenue Bonds Genesis Health System Series 2010
07/01/16	5.000%	1,150,000	1,171,988
KENTUCKY 0.8%
Kentucky Rural Water Finance Corp. Refunding Revenue Bonds Series 2016A
02/01/18	1.250%	6,385,000	6,405,368
Kentucky State Property & Building Commission
Refunding Revenue Bonds
Project #108
Series 2015B
08/01/19	5.000%	5,000,000	5,670,600
Project No. 100
Series 2011A
08/01/18	5.000%	2,500,000	2,741,700
Total			14,817,668
LOUISIANA 1.4%
Louisiana Office Facilities Corp. Refunding Revenue Bonds State Capitol Series 2010A
05/01/16	5.000%	4,505,000	4,557,979
Louisiana State Citizens Property Insurance Corp. Refunding Revenue Bonds Series 2015
06/01/18	5.000%	2,850,000	3,104,647
Orleans Parish Parishwide School District Unlimited General Obligation Refunding Bonds Series 2010 (AGM)
09/01/16	5.000%	3,785,000	3,878,717
Regional Transit Authority Revenue Bonds Sales Tax Series 2010 (AGM)
12/01/16	4.000%	1,000,000	1,027,530
State of Louisiana
Unlimited General Obligation Bonds
Series 2015
05/01/19	5.000%	9,250,000	10,449,170

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOUISIANA (CONTINUED)
Series 2015B
05/01/19	5.000%	$2,530,000	$2,857,989
Total			25,876,032
MAINE —%
Maine Health & Higher Educational Facilities Authority
Revenue Bonds
Series 2010B Escrowed to Maturity
07/01/16	4.000%	50,000	50,782
07/01/16	4.000%	335,000	340,270
Total			391,052
MARYLAND 1.6%
County of Charles Unlimited General Obligation Refunding Bonds Consolidated Public Improvement Series 2012
03/01/18	5.000%	4,395,000	4,786,243
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/16	5.000%	600,000	611,010
07/01/17	5.000%	400,000	423,240
07/01/18	5.000%	305,000	333,197
07/01/19	5.000%	500,000	562,440
State of Maryland
Unlimited General Obligation Bonds
1st Series 2014A
03/01/19	5.000%	6,465,000	7,290,451
Series 2011B
08/01/18	5.000%	11,000,000	12,158,740
University System of Maryland Revenue Bonds Series 2012C
04/01/18	5.000%	3,605,000	3,937,742
Total			30,103,063
MASSACHUSETTS 0.3%
Massachusetts Development Finance Agency
Revenue Bonds
Boston Medical Center
Series 2012 Escrowed to Maturity
07/01/16	5.000%	800,000	815,992
Unrefunded Revenue Bonds
Boston Medical Center
Series 2012
07/01/16	5.000%	800,000	811,864
Massachusetts Educational Financing Authority (a)
Revenue Bonds
Education Loan
Series 2014-I AMT
01/01/18	4.000%	1,500,000	1,565,835

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
01/01/19	5.000%	$2,000,000	$2,181,360
Total			5,375,051
MICHIGAN 1.2%
Michigan Finance Authority
Refunding Revenue Bonds
Senior Lien-Detroit Water & Sewer
Series 2014C-5
07/01/18	5.000%	2,165,000	2,361,344
Series 2014H-1
10/01/19	5.000%	1,415,000	1,595,596
State Revolving Fund Drinking Water
Series 2012
10/01/18	5.000%	3,640,000	4,045,387
Trinity Health Corp.
Series 2015
12/01/19	5.000%	2,000,000	2,293,720
Michigan Finance Authority (a)
Refunding Revenue Bonds
Student Loan
Series 2014 25-A AMT
11/01/18	5.000%	2,220,000	2,406,325
11/01/19	5.000%	1,250,000	1,385,600
Royal Oak Hospital Finance Authority Refunding Revenue Bonds William Beaumont Hospital Series 2014D
09/01/17	5.000%	1,400,000	1,492,246
Royal Oak School District
Unlimited General Obligation Refunding Bonds
Series 2014
05/01/18	5.000%	1,000,000	1,091,960
05/01/19	5.000%	450,000	507,460
State of Michigan Trunk Line Refunding Revenue Bonds Series 2014
11/15/18	5.000%	5,180,000	5,771,608
Total			22,951,246
MINNESOTA 0.3%
Minnesota Housing Finance Agency Refunding Revenue Bonds Residential Housing Series 2014C (GNMA) AMT (a)
07/01/19	1.800%	1,795,000	1,814,099
Moorhead Independent School District No. 152 Unlimited General Obligation Refunding Bonds School Buildings Series 2014A
04/01/18	5.000%	3,285,000	3,587,483
Total			5,401,582

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSISSIPPI 0.3%
Mississippi Development Bank
Refunding Revenue Bonds
Jackson Public School District Project
Series 2015A
04/01/19	5.000%	$1,250,000	$1,394,288
04/01/20	5.000%	1,000,000	1,145,270
State of Mississippi
Revenue Bonds
Series 2015E
10/15/17	3.000%	1,500,000	1,556,760
10/15/18	4.000%	2,080,000	2,247,107
Total			6,343,425
MISSOURI 1.4%
City of St. Louis Airport
Refunding Revenue Bonds
Lambert-St. Louis International Airport
Series 2013
07/01/16	5.000%	1,325,000	1,350,573
07/01/17	5.000%	715,000	758,851
07/01/18	5.000%	765,000	838,815
Kansas City Airport Revenue Refunding Revenue Bonds General Improvement Series 2013B
09/01/16	5.000%	410,000	421,037
Kansas City Planned Industrial Expansion Authority Revenue Bonds 2nd & DE Apartments Series 2016
12/01/18	1.500%	11,430,000	11,475,148
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2014
01/01/19	5.000%	2,150,000	2,392,434
01/01/20	5.000%	7,825,000	8,960,877
Total			26,197,735
NEBRASKA 1.5%
Central Plains Energy Project Refunding Revenue Bonds Series 2014 (Royal Bank of Canada)
08/01/39	5.000%	14,500,000	16,495,345
Nebraska Investment Finance Authority Revenue Bonds Series 2014A
03/01/44	3.000%	3,600,000	3,684,672
Nebraska Public Power District Refunding Revenue Bonds Series 2014
01/01/19	5.000%	2,000,000	2,238,420
Public Power Generation Agency
Refunding Revenue Bonds
Whelan Energy Center Unit

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEBRASKA (CONTINUED)
Series 2015
01/01/19	5.000%	$2,250,000	$2,494,102
01/01/20	5.000%	3,030,000	3,437,414
Total			28,349,953
NEVADA 1.8%
Clark County School District
Limited General Obligation Refunding Bonds
Series 2014A
06/15/18	5.000%	10,000,000	10,961,600
Unlimited General Obligation Refunding Bonds
Series 2014B
06/15/18	5.000%	15,000,000	16,442,400
County of Clark Department of Aviation Revenue Bonds Series 2014B
07/01/18	5.000%	5,000,000	5,487,500
Total			32,891,500
NEW JERSEY 3.5%
City of Newark Unlimited General Obligation Refunding Bonds Qualified General Improvement Series 2013A
07/15/16	5.000%	5,845,000	5,933,961
City of Trenton Unlimited General Obligation Refunding Bonds Series 2013
07/15/16	4.000%	1,100,000	1,116,214
County of Union Unlimited General Obligation Bonds Series 2012B Escrowed to Maturity
03/01/16	3.000%	75,000	75,180
New Jersey Building Authority Refunding Revenue Bonds Series 2013A
06/15/17	5.000%	5,500,000	5,744,915
New Jersey Economic Development Authority
Refunding Revenue Bonds
School Facilities Construction
Series 2014-PP
06/15/18	5.000%	5,000,000	5,306,500
Revenue Bonds
School Facilities Construction
Series 2010 Escrowed to Maturity
12/15/17	5.000%	4,260,000	4,598,542
Unrefunded Revenue Bonds
School Facilities Construction
Series 2010
12/15/17	5.000%	175,000	184,487
New Jersey Economic Development Authority (e)
Refunding Revenue Bonds
NTS School Facilities
Series 2011C

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
02/01/18	1.810%	$8,895,000	$8,848,123
New Jersey Health Care Facilities Financing Authority
Refunding Revenue Bonds
Princeton HealthCare System
Series 2016
07/01/18	5.000%	540,000	589,518
07/01/19	5.000%	525,000	588,682
07/01/20	5.000%	650,000	746,382
07/01/21	5.000%	750,000	878,100
New Jersey Higher Education Student Assistance Authority (a)
Revenue Bonds
Senior Series 2013-1A AMT
12/01/16	4.000%	1,000,000	1,026,530
12/01/17	5.000%	2,780,000	2,958,448
Senior Series 2015-1A AMT
12/01/16	5.000%	1,000,000	1,032,350
12/01/17	5.000%	2,000,000	2,123,880
12/01/18	5.000%	2,000,000	2,162,800
New Jersey Transit Corp. Certificate of Participation Federal Transit Administration Grants Subordinated Series 2005A Escrowed to Maturity (NPFGC)
09/15/17	5.000%	8,770,000	9,384,952
New Jersey Transit Corp Revenue Bonds Grant Anticipation Note Series 2014A
09/15/18	5.000%	3,500,000	3,785,670
New Jersey Transportation Trust Fund Authority Unrefunded Revenue Bonds Transportation System Series 1999
06/15/16	5.750%	4,860,000	4,954,187
State of New Jersey Certificate of Participation Equipment Lease Purchase Series 2008A
06/15/17	5.000%	1,935,000	2,021,166
Total			64,060,587
NEW YORK 13.6%
City of New York
Prerefunded 02/01/16 Unlimited General Obligation Bonds
Series 2005G
08/01/18	5.000%	15,000	15,004
Unlimited General Obligation Bonds
Series 2009C
08/01/17	5.000%	12,000,000	12,801,000
Series 2010B
08/01/17	5.000%	5,000,000	5,333,750
Series 2013E
08/01/18	5.000%	4,000,000	4,412,920
08/01/18	5.000%	5,960,000	6,575,251
Subordinated Series 2004H-B

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
03/01/19	5.000%	$8,500,000	$9,546,435
Subordinated Series 2008I-1
02/01/17	5.000%	8,635,000	9,029,879
Unlimited General Obligation Refunding Bonds
Fiscal 2015
Series 2014A
08/01/18	5.000%	4,645,000	5,124,503
Series 2012F
08/01/18	5.000%	1,675,000	1,847,910
Unrefunded Unlimited General Obligation Bonds
Series 2005G
08/01/18	5.000%	3,635,000	3,649,794
City of New York (e)
Unlimited General Obligation Bonds
Fiscal 1995
Subordinated Series 2015F
02/15/19	0.660%	6,250,000	6,246,375
City of Yonkers
Limited General Obligation Refunding Bonds
Series 2015D
08/01/17	3.000%	2,045,000	2,109,479
08/01/18	4.000%	2,970,000	3,173,891
County of Rockland
Limited General Obligation Bonds
Series 2014A (AGM)
03/01/17	5.000%	1,825,000	1,909,844
03/01/18	5.000%	1,825,000	1,973,427
03/01/19	5.000%	2,000,000	2,225,060
County of Suffolk Limited General Obligation Bonds Public Improvement Series 2013B
10/15/16	3.000%	3,905,000	3,975,212
Erie County Industrial Development Agency (The) Revenue Bonds Series 2012
05/01/17	5.000%	3,000,000	3,168,480
Housing Development Corp. Refunding Revenue Bonds Series 2015G-2
11/01/19	1.450%	2,500,000	2,511,875
Long Island Power Authority Revenue Bonds Series 2012B
09/01/16	5.000%	6,755,000	6,934,818
Metropolitan Transportation Authority
Revenue Bonds
Series 2005A (AMBAC)
11/15/18	5.500%	5,000,000	5,636,550
Series 2008A
11/15/18	5.000%	2,125,000	2,366,273
Series 2012E
11/15/16	4.000%	1,000,000	1,028,500
11/15/17	5.000%	1,000,000	1,077,290
Transportation
Series 2005G

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
11/15/18	5.000%	$2,900,000	$3,229,266
Series 2010D
11/15/18	5.000%	1,890,000	2,104,591
Series 2014B
11/15/18	5.000%	1,000,000	1,113,540
New York City Industrial Development Agency (a)
Refunding Revenue Bonds
Trips Obligated Group
Senior Series 2012A AMT
07/01/18	5.000%	4,655,000	5,013,342
Revenue Bonds
John F. Kennedy International Airport Project
Series 2002B-R AMT
08/01/28	2.000%	7,800,000	7,816,224
New York City Transitional Finance Authority Revenue Bonds Future Tax Secured Series 2012E-1
02/01/19	5.000%	4,750,000	5,330,688
New York State Dormitory Authority
Revenue Bonds
General Purpose
Series 2014A
02/15/18	5.000%	14,250,000	15,494,737
Mount Sinai School of Medicine
Series 2010A
07/01/16	5.000%	2,645,000	2,696,049
New York State Housing Finance Agency Revenue Bonds Affordable Housing Series 2012E
11/01/16	1.100%	2,100,000	2,105,880
New York State Thruway Authority
Revenue Bonds
Series 2007H (NPFGC)
01/01/19	5.000%	6,240,000	6,760,166
Series 2012I Escrowed to Maturity
01/01/17	5.000%	225,000	234,432
Series 2013A
05/01/19	5.000%	30,000,000	33,844,500
Series 2014J
01/01/19	5.000%	1,200,000	1,339,728
Transportation
Series 2008A
03/15/17	5.000%	1,000,000	1,051,120
Unrefunded Revenue Bonds
Series 2012I
01/01/17	5.000%	775,000	806,674
New York State Urban Development Corp.
Refunding Revenue Bonds
State Personal Income Tax
Series 2014
03/15/19	5.000%	15,000,000	16,925,100
Revenue Bonds
State Personal Income Tax
Series 2010A
03/15/19	5.000%	3,235,000	3,650,180

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Series 2013E
03/15/17	5.000%	$15,000,000	$15,766,800
New York Transportation Development Corp. Refunding Revenue Bonds Terminal One Group Association Series 2015 AMT (a)
01/01/21	5.000%	5,500,000	6,387,370
Port Authority of New York & New Jersey (a)
Revenue Bonds
167th
Series 2011
09/15/19	5.000%	5,000,000	5,670,700
Consolidated 172nd
Series 2012 AMT
10/01/17	5.000%	5,000,000	5,348,900
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds Series 2012B
11/15/17	5.000%	3,325,000	3,587,575
Utica School District Unlimited General Obligation Refunding Bonds Series 2013
07/01/16	3.000%	1,000,000	1,008,610
Total			249,959,692
NORTH CAROLINA 0.5%
North Carolina Eastern Municipal Power Agency Prerefunded 01/01/18 Revenue Bonds Series 2008A (AGM)
01/01/19	5.250%	3,740,000	4,061,303
State of North Carolina Revenue Bonds Grant Anticipation Revenue Vehicle Series 2007 (NPFGC)
03/01/18	5.000%	4,500,000	4,723,155
Total			8,784,458
OHIO 0.6%
Ohio Housing Finance Agency Revenue Bonds Series 2010-1 (GNMA/FNMA)
11/01/28	5.000%	1,665,000	1,754,876
State of Ohio
Refunding Revenue Bonds
Series 2014B
12/15/19	5.000%	5,000,000	5,743,400
State of Ohio (a)
Revenue Bonds
Ohio Water Development Authority Waste Management
Series 2015 AMT
11/01/22	1.700%	2,980,000	2,991,950
Total			10,490,226

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OKLAHOMA 0.1%
Cleveland County Educational Facilities Authority Revenue Bonds Norman Public Schools Project Series 2014
07/01/18	5.000%	$2,400,000	$2,624,304
PENNSYLVANIA 3.0%
Commonwealth of Pennsylvania
Unlimited General Obligation Bonds
1st Series 2012
06/01/19	5.000%	5,650,000	6,366,702
1st Series 2013
04/01/21	5.000%	5,000,000	5,888,200
Unlimited General Obligation Refunding Bonds
2nd Series 2009
07/01/19	5.000%	10,980,000	12,402,349
County of Allegheny Unlimited General Obligation Refunding Bonds Series 2014C-73
12/01/18	5.000%	6,650,000	7,391,940
Monroeville Finance Authority Revenue Bonds Series 2012
02/15/18	4.000%	1,250,000	1,328,650
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network
Series 2015
01/15/17	5.000%	1,250,000	1,295,763
01/15/18	5.000%	750,000	798,990
01/15/19	5.000%	1,000,000	1,089,980
Pennsylvania Turnpike Commission Revenue Bonds Series 2013B (e)
12/01/19	1.160%	3,070,000	3,095,021
Philadelphia Municipal Authority Refunding Revenue Bonds City Agreement Series 2013A
11/15/16	5.000%	1,750,000	1,812,020
Pittsburgh Public Parking Authority
Refunding Revenue Bonds
System
Series 2015A
12/01/17	4.000%	2,225,000	2,351,736
12/01/18	4.000%	1,750,000	1,888,793
School District of Philadelphia (The) Unlimited General Obligation Refunding Bonds Series 2015D
09/01/19	5.000%	3,750,000	4,172,062
State Public School Building Authority
Refunding Revenue Bonds
The School District of Philadelphia Project
Series 2015

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
06/01/19	5.000%	$2,890,000	$3,196,571
Revenue Bonds
School District of Philadelphia
Series 2012
04/01/16	5.000%	2,000,000	2,014,500
Total			55,093,277
RHODE ISLAND 0.9%
Rhode Island Commerce Corp. Revenue Bonds Grant Anticipation-Department of Transportation Series 2006A (NPFGC)
06/15/17	5.000%	16,410,000	16,670,098
SOUTH CAROLINA 1.2%
Berkeley County School District
Revenue Bonds
Series 2013
12/01/16	4.000%	400,000	411,456
12/01/17	5.000%	500,000	536,435
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Series 2009A-3
01/01/18	5.000%	5,080,000	5,470,906
Series 2009A-4
01/01/19	5.000%	6,645,000	7,390,237
SCAGO Educational Facilities Corp. for Pickens School District
Refunding Revenue Bonds
Series 2015
12/01/18	5.000%	1,100,000	1,221,143
12/01/19	5.000%	1,250,000	1,427,663
South Carolina State Public Service Authority Refunding Revenue Bonds Santee Cooper Series 2012C
12/01/16	5.000%	5,065,000	5,258,128
Total			21,715,968
TENNESSEE 0.1%
Memphis-Shelby County Airport Authority Refunding Revenue Bonds Series 2010B AMT (a)
07/01/16	5.000%	1,000,000	1,018,520
Metropolitan Government of Nashville & Davidson County Water & Sewer Refunding Revenue Bonds Subordinated Lien Series 2012
07/01/16	5.000%	1,250,000	1,274,600
Total			2,293,120

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS 4.8%
Central Texas Regional Mobility Authority Refunding Revenue Bonds Senior Lien Series 2013A
01/01/17	5.000%	$925,000	$961,538
City Public Service Board of San Antonio Refunding Revenue Bonds Junior Lien Series 2014
02/01/19	5.000%	13,865,000	15,576,773
City of El Paso Water & Sewer Refunding Revenue Bonds Series 2014
03/01/19	4.000%	1,000,000	1,094,450
City of Houston Combined Utility System Refunding Revenue Bonds Combined 1st Lien-SIFMA Series 2012 (e)
05/15/34	0.610%	6,000,000	5,999,580
Dallas/Fort Worth International Airport
Refunding Revenue Bonds
Series 2013D
11/01/16	5.000%	1,000,000	1,034,760
Dallas/Fort Worth International Airport (a)
Refunding Revenue Bonds
Series 2013E AMT
11/01/18	5.000%	20,980,000	23,182,271
Harris County-Houston Sports Authority Refunding Revenue Bonds Senior Lien Series 2014A
11/15/19	5.000%	3,000,000	3,428,490
Houston Independent School District Revenue Bonds Series 2014
09/15/19	5.000%	4,100,000	4,678,633
Irving Independent School District
Unlimited General Obligation Refunding Bonds
Texas Permanent School Fund Program
Series 2015A
02/15/20	5.000%	1,205,000	1,396,884
02/15/21	5.000%	1,500,000	1,784,865
Metropolitan Transit Authority of Harris County
Revenue Bonds
Contractual Obligation
Series 2015B
11/01/17	5.000%	1,595,000	1,717,049
Series 2015A
08/15/18	5.000%	2,000,000	2,210,900
North Texas Tollway Authority
Refunding Revenue Bonds
Series 2015A
01/01/19	5.000%	1,350,000	1,503,050
01/01/20	5.000%	1,105,000	1,260,838
Northwest Independent School District

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Unlimited General Obligation Refunding Bonds
Texas Permanent School Fund Program
Series 2015B
02/15/20	4.000%	$3,240,000	$3,627,763
02/15/21	5.000%	1,250,000	1,487,388
Sam Rayburn Municipal Power Agency
Refunding Revenue Bonds
Series 2012
10/01/16	5.000%	1,925,000	1,983,173
10/01/17	5.000%	4,895,000	5,223,846
Spring Branch Independent School District Limited General Obligation Refunding Bonds Texas Permanent School Fund Program Series 2015A
02/01/21	5.000%	5,000,000	5,943,100
Tarrant County Cultural Education Facilities Finance Corp. Refunding Revenue Bonds Trinity Terrace Project Series 2014
12/01/18	2.500%	4,995,000	5,067,577
Total			89,162,928
UTAH 0.4%
Utah Associated Municipal Power Systems Refunding Revenue Bonds Payson Power Project Series 2012
04/01/16	4.000%	4,690,000	4,718,656
Utah Housing Corp. Refunding Revenue Bonds Series 2015D-1 Class III (FHA) AMT (a)
01/01/19	1.850%	1,805,000	1,816,281
Total			6,534,937
VIRGIN ISLANDS 0.2%
Virgin Islands Public Finance Authority (c)(f)
Revenue Bonds
Series 2015
09/01/16	3.000%	1,000,000	1,012,500
09/01/17	4.000%	500,000	521,635
09/01/18	5.000%	1,720,000	1,874,714
09/01/20	5.000%	750,000	856,770
Total			4,265,619
VIRGINIA 0.8%
Louisa Industrial Development Authority Refunding Revenue Bonds Series 2015
11/01/35	1.750%	7,000,000	7,099,610

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
VIRGINIA (CONTINUED)
Peninsula Ports Authority Refunding Revenue Bonds Dominion Term Association Project Series 2003
10/01/33	2.375%	$3,335,000	$3,363,481
Wise County Industrial Development Authority Revenue Bonds Virginia Electric & Power Co. Series 2015A
11/01/40	1.875%	5,000,000	5,079,500
Total			15,542,591
WASHINGTON 3.7%
Energy Northwest
Refunding Revenue Bonds
Project 1
Series 2012B
07/01/17	5.000%	30,220,000	32,140,179
Wind Project
Series 2014
07/01/16	5.000%	1,000,000	1,019,380
07/01/17	5.000%	1,000,000	1,060,150
07/01/18	5.000%	1,425,000	1,559,263
Snohomish County School District No. 15 Edmonds Unlimited General Obligation Refunding Bonds Series 2012
12/01/17	4.000%	2,000,000	2,122,060
State of Washington
Certificate of Participation
State & Local Agency Personal Property
Series 2014B
07/01/18	5.000%	5,000,000	5,485,000
Revenue Bonds
520 Corridor Program
Senior Series 2013
09/01/16	5.000%	2,000,000	2,053,600
Senior Series 2013C
09/01/19	5.000%	2,000,000	2,273,700
Unlimited General Obligation Bonds
Motor Vehicle Fuel Tax
Series 2014E
02/01/18	5.000%	4,410,000	4,786,967
Various Purpose
Series 2013D
02/01/18	5.000%	2,810,000	3,050,199
Unlimited General Obligation Refunding Bonds
Series 2010A
01/01/19	5.000%	5,780,000	6,476,201
Various Purpose
Series 2009R
01/01/18	5.000%	4,940,000	5,345,821

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WASHINGTON (CONTINUED)
Washington State Housing Finance Commission Revenue Bonds Series 2010A (GNMA/FNMA/FHLMC)
10/01/28	4.700%	$605,000	$639,424
Total			68,011,944
WEST VIRGINIA 0.2%
West Virginia Economic Development Authority Revenue Bonds Appalachian Power Co.-Amos Project Series 2011A AMT (a)
01/01/41	2.250%	3,750,000	3,769,988
WISCONSIN —%
University of Wisconsin Hospitals & Clinics Authority (The) Revenue Bonds Series 2013A
04/01/16	4.000%	185,000	186,223
WYOMING 0.1%
County of Sweetwater Revenue Bonds Series 2013
12/15/16	5.000%	2,500,000	2,589,225
Total Municipal Bonds (Cost: $1,356,414,839)			$1,365,796,497

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 0.9%
CALIFORNIA 0.5%
JPMorgan Chase Putters/Drivers Trust (c)(e)
Unlimited General Obligation Bonds
VRDN Series 2010-3797Z
08/01/16	0.230%	4,545,000	4,545,000
VRDN Series 2010-3801Z
08/01/18	0.230%	4,850,000	4,850,000
Total			9,395,000
FLORIDA 0.1%
JEA Water & Sewer System Revenue Bonds VRDN Subordinated Series 2008A-1 (U.S Bank) (e)(g)
10/01/38	0.010%	1,030,000	1,030,000

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes (continued)
NEW YORK 0.3%
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds Future Tax Secured VRDN Subordinated Series 2015 (JPMorgan Chase Bank) (e)(g)
02/01/45	0.010%	$6,250,000	$6,250,000
Total Floating Rate Notes (Cost: $16,675,000)			$16,675,000

Municipal Short Term 21.5%
ALABAMA 0.2%
Industrial Development Board of the City of Mobile Revenue Bonds Alabama Power Co.-Barry Plant VRDN Series 2015
07/15/34	1.570%	3,250,000	3,278,893
CALIFORNIA 1.3%
California Municipal Finance Authority Refunding Revenue Bonds Republic Services, Inc. Series 2010 (e)
09/01/21	0.450%	5,000,000	5,000,000
California Pollution Control Financing Authority Refunding Revenue Bonds Republic Services, Inc. VRDN Series 2010A AMT (a)(d)
08/01/23	0.650%	13,000,000	13,000,000
Lake Elsinore School District Revenue Notes TRAN Series 2015A
06/30/16	0.930%	5,715,000	5,740,317
Total			23,740,317
CONNECTICUT 1.1%
City of New Britain Unlimited General Obligation Notes BAN Series 2015
03/25/16	0.380%	10,000,000	10,032,774
Town of Hamden Unlimited General Obligation Notes Series 2015 (BAN)
08/18/16	0.650%	10,000,000	10,129,000
Total			20,161,774

Issue Description	Effective Yield	Principal Amount	Value

Municipal Short Term (continued)
INDIANA 0.4%
Indiana Finance Authority Refunding Revenue Bonds Republic Services, Inc. Project Series 2010B (e)
05/01/28	0.480%	$7,000,000	$7,000,000
KENTUCKY 1.5%
City of Pikeville Revenue Bonds Pikeville College of Optometry BAN Series 2015
08/01/17	2.000%	15,000,000	15,222,450
Kentucky Economic Development Finance Authority Refunding Revenue Bonds Republic Services, Inc. Project Series 2010B (e)
04/01/31	0.480%	6,545,000	6,545,000
Kentucky Public Transportation Infrastructure Authority Revenue Bonds Downtown Crossing Project BAN Subordinated Series 2013
07/01/17	1.370%	5,550,000	5,832,717
Total			27,600,167
MASSACHUSETTS 0.6%
City of Fall River Limited General Obligation Notes BAN Series 2015
02/12/16	0.350%	5,601,148	5,603,462
Southwick-Tolland Regional School District Limited General Obligation Notes Series 2015 (BAN)
04/29/16	0.500%	5,250,000	5,263,072
Total			10,866,534
NEW JERSEY 0.7%
City of Newark
Unlimited General Obligation Notes
TAN Series 2015A
02/19/16	1.560%	5,000,000	5,000,465
Unlimited General Obligation Refunding Notes
Series 2015
12/06/16	1.540%	8,800,000	8,871,016
Total			13,871,481
NEW YORK 14.9%
Board of Cooperative Educational Services for the Sole Supervisory District Revenue Notes Series 2015
06/24/16	0.690%	6,500,000	6,533,930

Issue Description	Effective Yield	Principal Amount	Value

Municipal Short Term (continued)
NEW YORK (CONTINUED)
City of Rome
Limited General Obligation Notes
Series 2015C (BAN)
06/30/16	0.960%	$14,100,000	$14,102,256
Series 2015D (BAN)
06/30/16	1.210%	4,250,000	4,252,890
County of Monroe Limited General Obligation Notes BAN Series 2015
06/30/16	0.590%	10,835,000	10,876,065
County of Nassau Limited General Obligation Notes RAN Series 2015A
03/15/16	0.260%	17,000,000	17,037,818
Greater Southern Tier Board of Cooperative Educational Services District Revenue Bonds RAN Series 2016
06/30/16	0.910%	15,000,000	15,037,050
Haverstraw-Stony Point Central School District Unlimited General Obligation Notes BAN Series 2015
06/24/16	0.450%	6,140,000	6,171,867
Hempstead Union Free School District Unlimited General Obligation Notes Series 2015 (TAN)
06/24/16	0.860%	15,000,000	15,067,950
Jamestown City School District
Unlimited General Obligation Notes
BAN Series 2015
06/23/16	0.660%	13,850,000	13,923,543
06/23/16	0.730%	23,390,000	23,507,652
Lewiston-Porter Central School District Unlimited General Obligation Notes BAN Series 2015
07/21/16	0.720%	24,005,000	24,150,230
Liverpool Central School District Unlimited General Obligation Notes RAN Series 2015A
07/07/16	0.600%	5,000,000	5,019,650
Mount Markham Central School District Unlimited General Obligation Notes BAN Series 2015
06/28/16	0.680%	4,750,000	4,775,792
Niagara Falls City School District Unlimited General Obligation Notes BAN Series 2015
06/23/16	0.580%	20,109,094	20,222,308
Pine Valley Central School District Unlimited General Obligation Notes Series 2015 (BAN)
09/29/16	1.010%	10,435,530	10,503,257

Issue Description	Effective Yield	Principal Amount	Value

Municipal Short Term (continued)
NEW YORK (CONTINUED)
Salmon River Central School District Unlimited General Obligation Notes RAN Series 2015
06/17/16	0.650%	$9,000,000	$9,037,530
Schenectady City School District Unlimited General Obligation Notes BAN Series 2015
07/08/16	0.350%	15,000,000	15,109,200
Shoreham-Wading River Central School District Unlimited General Obligation Notes Series 2015 (TAN)
06/28/16	0.960%	4,000,000	4,017,080
Town of Oyster Bay
Limited General Obligation Notes
BAN Series 2015B
07/08/16	0.880%	16,200,000	16,243,740
TAN Series 2015
03/25/16	0.850%	9,500,000	9,509,506
Utica School District Unlimited General Obligation Notes BAN Series 2015
07/22/16	1.200%	20,000,000	20,074,800
Village of Arcade Limited General Obligation Notes Series 2015 (BAN)
08/18/16	0.860%	4,675,000	4,704,079
Weedsport Central School District Unlimited General Obligation Notes BAN Series 2015
07/15/16	0.580%	4,850,000	4,870,515
Total			274,748,708
OHIO 0.3%
State of Ohio Refunding Revenue Bonds Republic Services, Inc. Project Series 2010 (e)
11/01/35	0.480%	6,000,000	6,000,000
PENNSYLVANIA 0.3%
Clarion County Industrial Development Authority Revenue Bonds Student Housing BAN Series 2014
05/01/16	0.920%	5,000,000	5,001,600

Issue Description	Effective Yield	Principal Amount	Value

Municipal Short Term (continued)
TEXAS 0.2%
Mission Economic Development Corp. Revenue Bonds Republic Services, Inc. VRDN Series 2008A (e)
01/01/20	0.500%	$5,000,000	$5,000,000
Total Municipal Short Term (Cost: $396,999,214)			$397,269,474

	Shares	Value

Money Market Funds 3.1%
JPMorgan Tax-Free Money Market Fund, Agency Shares, 0.010% (h)	56,965,799	$56,965,799
Total Money Market Funds (Cost: $56,965,799)		$56,965,799
Total Investments
(Cost: $1,827,054,852) (i)		$1,836,706,770(j)
Other Assets & Liabilities, Net		6,956,371
Net Assets		$1,843,663,141

Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Zero coupon bond.
(c)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At January 31, 2016, the value of these securities amounted to $15,665,928 or 0.85% of net assets.

(d)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(e)	Variable rate security.
(f)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At January 31, 2016, the value of these securities amounted to $4,265,619 or 0.23% of net assets.

(g)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(h)	The rate shown is the seven-day current annualized yield at January 31, 2016.
(i)

At January 31, 2016, the cost of securities for federal income tax purposes was approximately $1,827,055,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$10,661,000
Unrealized Depreciation	(1,009,000)
Net Unrealized Appreciation	$9,652,000

(j)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
RAN	Revenue Anticipation Note
TAN	Tax Anticipation Note
TCRS	Transferable Custodial Receipts
TRAN	Tax & Revenue Anticipation Note
VRDN	Variable Rate Demand Note

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	1,365,796,497	—	1,365,796,497
Floating Rate Notes	—	16,675,000	—	16,675,000
Municipal Short Term	—	397,269,474	—	397,269,474
Money Market Funds	56,965,799	—	—	56,965,799
Total Investments	56,965,799	1,779,740,971	—	1,836,706,770

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 23, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	March 23, 2016